UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7540

Date of fiscal year end: 10/31/2011

Date of reporting period: 10/31/2011

Item 1 – Report to Stockholders

October 31, 2011

Annual Report

BlackRock Liquidity Funds

▶ Federal Trust Fund

▶ FedFund

▶ TempCash

▶ TempFund

▶ T-Fund

▶ Treasury Trust Fund

▶ MuniCash

▶ MuniFund

▶ California Money Fund

▶ New York Money Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Dear Shareholder

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic as the US Federal Reserve launched its second round of quantitative easing. Stock markets rallied despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months; however, US stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2011

	6-month	12-month
US large cap equities	(7.11)%	8.09%
(S&P 500® Index)
US small cap equities	(13.76)	6.71
(Russell 2000® Index)
International equities	(14.90)	(4.08)
(MSCI Europe, Australasia, Far East Index)

Emerging market equities	(15.91)	(7.72)
(MSCI Emerging Markets Index)

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	12.11	7.79

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.98	5.00

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.56	3.78

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(0.95)	5.16

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended October 31, 2011

Throughout the 12-month period ended October 31, 2011, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9th meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21st meeting, the FOMC noted that recent data indicates that economic growth remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core European economies of France and Germany. In June, the European Central Bank (“ECB”) sought to improve liquidity conditions by extending the expiration of its long-term refinancing operations until September 2011. The US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. In September, the ECB announced that it would offer three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end. Later in the period, the ECB announced additional long-term refinancing operations to be conducted in October and December 2011 also to alleviate year-end funding pressures.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) would be increased to 440 billion euros. It was also proposed that the scope of the EFSF be broadened to provide additional funds to recapitalize euro-zone banks and to purchase sovereign debt of fiscally challenged countries in the secondary market. In mid-October, EU members agreed upon a preliminary framework of measures to restore confidence and overcome the region’s fiscal challenges. These measures included an additional increase in the lending capacity of the EFSF, higher capital requirements for European banks and private sector creditors voluntarily writing down 50% of their Greek sovereign debt holdings, along with several proposals for structural reform.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.17% during the 12-month period, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.69% at the end of October from 0.50% a year earlier.

In the short-term tax-exempt market, money funds have endured asset outflows and a very low interest rate environment throughout the 12-month period. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand obligations (as calculated by Municipal Market Data), ranged widely between 0.07% and 0.34%, averaging 0.21% for the period. The extensive decline in the SIFMA Index is a reflection of the predominance of non-traditional buyers in the market and the continued demand for liquidity by money market funds broadly amid a lower-supply environment.

Note issuance during the 12 months ended October 31, 2011 is down approximately 5% from the prior 12-month period as a result of increased austerity programs at the state and local levels of government and a tighter credit market. Fixed rates on one-year notes moved lower alongside the SIFMA Index, with the majority of notes issued at 0.25%. The yield curve for short-term tax-exempt securities has been relatively flat, providing little incentive for money fund managers to extend the duration of their portfolios. While many portfolio managers did extend their portfolios during “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed rate securities), the aggregate portfolio extension was not as great as in previous years.

The economic and political climate continues to have a huge impact on the municipal market and tax-exempt money market funds. Short-term interest rates are expected to remain low for the next two years given the FOMC’s August announcement. Meanwhile, the US deficit crisis has federal government officials scrambling to cut spending, which results in less aid to state and local governments, and seeking additional sources of revenue, which puts the tax exemption for municipal securities at risk. The culmination of these factors creates a very challenging environment for tax-exempt money market funds.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Fund Information as of October 31, 2011

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.03%
Dollar	0.00%	0.03%
Cash Management	0.00%	0.03%
Administration	0.00%	0.03%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	79%
U.S. Treasury Obligations	25
Liabilities in Excess of Other Assets	(4)

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	(0.04)%	0.01%
Dollar	(0.04)%	0.01%
Cash Management	(0.04)%	0.01%
Cash Reserve	(0.04)%	0.01%
Administration	(0.04)%	0.01%
Select	(0.04)%	0.01%
Private Client	(0.04)%	0.01%
Premier	(0.04)%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	54%
U.S. Government Sponsored Agency Obligations	45
U.S. Treasury Obligations	1

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.10%	0.13%
Dollar	0.01%	0.04%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit.	40%
Commercial Paper	24
U.S. Government Sponsored Agency Obligations	13
Repurchase Agreements	11
Municipal Bonds	7
Corporate Notes	2
U.S. Treasury Obligations	2
Closed-End Investment Companies	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	5

Fund Information (continued) as of October 31, 2011

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.09%	0.12%
Dollar	0.01%	0.04%
Cash Management	0.01%	0.04%
Cash Reserve	0.01%	0.04%
Administration	0.01%	0.04%
Select	0.00%	0.03%
Private Client	0.00%	0.03%
Premier	0.00%	0.03%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit.	46%
Commercial Paper	19
U.S. Government Sponsored Agency Obligations	13
Repurchase Agreements	11
Municipal Bonds	4
U.S. Treasury Obligations	3
Corporate Notes	2
Time Deposits	2

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.01%
Dollar	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%
Select	0.00%	0.01%
Premier	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	70%
U.S. Treasury Obligations	30

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	111%
Liabilities in Excess of Other Assets	(11)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Fund Information (continued) as of October 31, 2011

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.05%	0.05%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	16
Commercial Paper	3
Municipal Put Bonds	4

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	69%
Municipal Bonds	13
Commercial Paper	12
Municipal Put Bonds	5
Other Assets Less Liabilities	1

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	62%
Municipal Bonds	13
Commercial Paper	18
Municipal Put Bonds	7

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	7

Fund Information (concluded) as of October 31, 2011

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	76%
Municipal Bonds	18
Commercial Paper	5
Municipal Put Bonds	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2011 and held through October 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Dollar	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Cash Management	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Administration	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%

FedFund
Institutional	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Dollar	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Cash Management	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Cash Reserve	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Administration	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Select	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Private Client	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Premier	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%

TempCash
Institutional	$1,000.00	$1,000.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.36	$1,000.00	$1,023.84	$1.38	0.27%

TempFund
Institutional	$1,000.00	$1,000.40	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.31	$1,000.00	$1,023.89	$1.33	0.26%
Cash Management	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Cash Reserve	$1,000.00	$1,000.10	$1.31	$1,000.00	$1,023.89	$1.33	0.26%
Administration	$1,000.00	$1,000.10	$1.31	$1,000.00	$1,023.89	$1.33	0.26%
Select	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.89	$1.33	0.26%
Private Client	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.89	$1.33	0.26%
Premier	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.89	$1.33	0.26%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	9

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Dollar	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Cash Management	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Administration	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Select	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Premier	$1,000.00	$1,000.10	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Dollar	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Cash Management	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Administration	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.95	$0.26	0.05%

MuniCash
Institutional	$1,000.00	$1,000.30	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Dollar	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.89	$1.33	0.26%

MuniFund
Institutional	$1,000.00	$1,000.20	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Dollar	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Cash Management	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Administration	$1,000.00	$1,000.00	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Select	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Private Client	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Premier	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%

California Money Fund
Institutional	$1,000.00	$1,001.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,001.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Cash Management	$1,000.00	$1,001.30	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Administration	$1,000.00	$1,001.40	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Select	$1,000.00	$1,001.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Private Client	$1,000.00	$1,001.30	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Premier	$1,000.00	$1,001.30	$1.06	$1,000.00	$1,024.15	$1.07	0.21%

New York Money Fund
Institutional	$1,000.00	$1,003.20	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Cash Management	$1,000.00	$1,003.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Administration	$1,000.00	$1,003.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Select	$1,000.00	$1,003.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Private Client	$1,000.00	$1,003.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Premier	$1,000.00	$1,003.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency	Par
Obligations	(000)	Value

Federal Farm Credit Bank Bonds:
0.47%, 11/30/11	$6,000	$6,001,951
2.00%, 1/17/12	2,292	2,301,202
0.30%, 2/01/12	4,000	4,001,661
2.13%, 6/18/12	1,500	1,517,808
Federal Farm Credit Bank Discount Notes: (a)
0.13%, 1/24/12	5,000	4,998,483
0.13%, 1/30/12	3,000	2,999,025
0.10%, 2/24/12	3,000	2,999,042
Federal Farm Credit Bank Variable Rate Notes: (b)
0.22%, 11/02/11	6,000	6,000,000
0.18%, 11/17/11	5,500	5,499,914
0.11%, 12/16/11	10,000	9,999,877
0.26%, 5/14/12	5,000	5,000,552
0.26%, 7/13/12	2,000	2,001,561
0.17%, 8/20/12	2,425	2,425,394
0.28%, 9/20/12	400	400,110
0.24%, 1/14/13	5,000	4,999,401
0.36%, 1/25/13	1,500	1,500,093
0.30%, 4/26/13	3,000	3,002,255
Federal Home Loan Bank Bonds:
4.88%, 11/15/11	2,000	2,003,681
5.63%, 11/15/11	2,000	2,004,255
4.75%, 12/09/11	1,620	1,627,920
0.37%, 1/04/12	1,230	1,230,466
0.63%, 1/13/12	2,875	2,878,061
0.12%, 2/06/12	4,000	3,999,538
0.09%, 3/01/12	5,000	4,998,808
0.13%, 5/10/12	3,000	2,998,943
0.17%, 7/16/12	6,000	5,999,484
0.15%, 7/30/12	5,000	4,998,788
0.88%, 8/22/12	2,500	2,513,911
Federal Home Loan Bank Discount Notes: (a)
0.02%, 11/02/11	7,000	6,999,997
0.03%, 11/02/11	1,400	1,399,999
0.02%, 11/04/11	9,150	9,149,987
0.03%, 11/04/11	840	839,998
0.02%, 11/09/11	27,311	27,310,879
0.03%, 11/14/11	3,118	3,117,966
0.03%, 11/15/11	390	389,996
0.03%, 11/16/11	2,457	2,456,969
0.03%, 11/23/11	5,590	5,589,915
0.03%, 11/28/11	1,824	1,823,966
0.03%, 12/16/11	6,000	5,999,775
0.04%, 1/04/12	5,000	4,999,689
Federal Home Loan Bank Variable Rate Notes, 0.18%, 11/01/12 (b)	7,000	6,997,162

Total U.S. Government Sponsored Agency Obligations – 79.1%		177,978,482

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Bills: (a)
0.02%, 11/10/11	$1,988	$1,987,992
0.01%, 11/17/11	11,296	11,295,972
0.02%, 11/17/11	21,000	20,999,860
0.01%, 11/25/11	10,528	10,527,956
0.02%, 12/01/11	10,000	9,999,860
0.26%, 3/08/12	2,000	1,998,151

Total U.S. Treasury Obligations – 25.3%		56,809,791

Total Investments (Cost $234,788,273*) – 104.4%		234,788,273
Liabilities in Excess of Other Assets – (4.4)%		(9,827,811)

Net Assets – 100.0%		$224,960,462

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily corre- spond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$234,788,273	–	$234,788,273

[1]	See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	SBPA	Stand-by Bond Purchase Agreement
AMT	Alternative Minimum Tax (subject to)	GTD	Guaranteed
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
CalPERS	California Public Employees’ Retirement System	IDRB	Industrial Development Revenue Bonds	PSF	Permanent School Fund
				PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
CalSTRS	California State Teachers’ Retirement System	ISD	Independent School District	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
		LOC	Letter of Credit	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
						VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	11

Schedule of Investments October 31, 2011	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Bonds:
1.88%, 4/20/12	$22,591	$22,771,159
1.25%, 5/07/12	30,020	30,188,160
4.88%, 5/18/12	70,250	72,035,311
1.13%, 7/30/12	30,897	31,111,398
Fannie Mae Discount Notes: (a)
0.15%, 1/17/12	75,000	74,975,938
0.15%, 1/18/12	124,683	124,643,829
0.20%, 1/18/12	175,000	174,924,167
0.14%, 1/19/12	60,000	59,981,567
0.15%, 1/31/12	55,000	54,979,146
0.10%, 2/13/12	120,000	119,965,333
0.10%, 2/15/12	100,000	99,970,556
0.10%, 2/16/12	75,000	74,977,708
0.10%, 2/27/12	130,000	129,957,389
0.10%, 3/01/12	80,000	79,973,111
0.15%, 3/01/12	25,000	24,987,396
0.14%, 7/16/12	38,000	37,961,873
0.15%, 7/16/12	73,000	72,921,525
0.23%, 7/16/12	86,050	85,908,161
0.14%, 8/01/12	75,000	74,920,083
0.19%, 10/01/12	80,000	79,858,556
Fannie Mae Variable Rate Notes: (b)
0.28%, 12/20/12	40,000	40,023,140
0.31%, 12/20/12	200,000	199,954,151
0.24%, 1/10/13	175,000	174,957,894
0.20%, 5/17/13	20,000	19,990,485
Federal Farm Credit Bank Bonds:
0.47%, 11/30/11	10,000	10,002,591
0.30%, 2/01/12	11,000	11,004,586
2.13%, 6/18/12	8,500	8,600,937
Federal Farm Credit Bank Discount Notes: (a)
0.11%, 11/15/11	18,000	17,999,230
0.13%, 1/30/12	22,000	21,992,850
0.10%, 2/24/12	7,000	6,997,764
Federal Farm Credit Bank Variable Rate Notes: (b)
0.22%, 4/26/12	40,000	39,994,113
0.24%, 1/14/13	45,000	44,994,604
Federal Home Loan Bank Bonds:
0.30%, 11/16/11	130,000	129,999,211
0.10%, 11/23/11	40,000	39,998,732
0.32%, 12/01/11	220,000	219,995,479
0.12%, 2/06/12	391,000	390,952,810
0.13%, 2/15/12	165,000	164,988,824
0.12%, 2/27/12	210,500	210,464,946
0.09%, 3/01/12	70,000	69,983,311
0.13%, 3/30/12	60,000	59,994,686
0.11%, 4/23/12	75,000	74,979,475
0.15%, 4/25/12	125,000	124,984,067
0.15%, 5/01/12	149,050	149,048,487
0.12%, 5/17/12	50,000	49,977,550
1.13%, 5/18/12	12,220	12,282,183
0.15%, 5/25/12	160,000	159,964,010
0.14%, 6/18/12	75,000	74,989,349
0.17%, 7/16/12	49,000	48,995,786
0.15%, 7/30/12	195,000	194,952,729
0.25%, 8/17/12	125,000	125,025,949
0.88%, 8/22/12	25,500	25,641,896

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank Discount Notes: (a)
0.10%, 1/13/12	$1,100	$1,099,777
0.15%, 1/25/12	80,000	79,971,667
Federal Home Loan Bank Variable Rate Notes: (b)
0.22%, 1/23/12	83,000	82,995,233
0.18%, 11/01/12	3,900	3,898,419
Freddie Mac Bonds, 2.13%, 3/23/12	24,916	25,108,228
Freddie Mac Discount Notes: (a)
0.10%, 2/16/12	80,000	79,976,222
0.10%, 2/17/12	100,000	99,970,000
0.14%, 3/20/12	150,000	149,918,333
Freddie Mac Variable Rate Notes: (b)
0.20%, 12/29/11	250,000	249,979,938
0.23%, 1/09/12	100,000	99,992,340
0.16%, 1/11/12	50,000	49,992,291
0.20%, 2/16/12	118,000	117,983,513
0.22%, 5/11/12	125,000	124,967,136
0.20%, 8/10/12	50,000	49,996,542
0.24%, 1/24/13	50,000	49,975,167
0.21%, 3/21/13	15,000	14,991,604
0.30%, 9/03/13	170,000	169,936,850
0.18%, 9/13/13	130,000	129,852,759

Total U.S. Government Sponsored Agency Obligations – 45.4%		6,031,350,210

U.S. Treasury Obligations
U.S. Treasury Bills, 0.26%, 3/08/12 (a)	80,000	79,926,044
U.S. Treasury Notes, 0.88%, 2/29/12	50,000	50,089,968

Total U.S. Treasury Obligations – 1.0%		130,016,012

Repurchase Agreements
Barclays Capital, Inc.,
0.09%, 11/01/11	100,000	100,000,000
(Purchased on 10/31/11 to be repurchased at $100,000,250, collateralized by U.S. Treasury Note, 2.63% due at 8/15/20, par and fair value of $97,416,400 and $102,000,088, respectively)
Citigroup Global Markets, Inc.,
0.13%, 11/01/11	450,000	450,000,000

(Purchased on 10/31/11 to be repurchased at $450,001,625, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 12/15/24 to 1/15/45, aggregate par and fair value of $1,134,540,714 and $459,000,000, respectively)

Credit Suisse Securities (USA) LLC,
0.08%, 11/01/11	30,000	30,000,000
(Purchased on 10/31/11 to be repurchased at $30,000,067, collateralized by U.S. Treasury Note, 1.13% due at 6/15/13, par and fair value of $30,055,000 and $30,603,858, respectively)

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Credit Suisse Securities (USA) LLC,
0.08%, 11/04/11	$400,000	$400,000,000

(Purchased on 10/28/11 to be repurchased at $400,006,222, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.50% due from 7/01/17 to 6/01/48, aggregate par and fair value of $536,932,246 and $412,000,735, respectively)

Deutsche Bank Securities Inc.,
0.11%, 11/01/11	75,000	75,000,000

(Purchased on 10/31/11 to be repurchased at $75,000,229, collateralized by various U.S. government sponsored agency obligations, 0.55% to 4.38% due from 10/18/13 to 10/15/15, aggregate par and fair value of $71,098,000 and $76,500,449, respectively)

Deutsche Bank Securities Inc.,
0.12%, 11/01/11	645,000	645,000,000

(Purchased on 10/31/11 to be repurchased at $645,002,150, collateralized by various U.S. government sponsored agency obligations, 2.75% to 6.00% due from 10/01/21 to 2/01/41, aggregate par and fair value of $739,460,299 and $667,270,001, respectively)

Deutsche Bank Securities Inc.,
0.23%, 11/02/11(c)	730,000	730,000,000

(Purchased on 8/03/11 to be repurchased at $730,424,414, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.00% due from 10/15/13 to 8/20/61, aggregate par and fair value of $3,611,383,498 and $753,215,461, respectively)

Deutsche Bank Securities Inc.,
0.08%, 11/04/11	250,000	250,000,000

(Purchased on 10/28/11 to be repurchased at $250,003,889, collateralized by various U.S. government sponsored agency obligations, 3.23% to 6.00% due from 6/01/23 to 7/01/41, aggregate par and fair value of $392,219,192 and $257,960,653, respectively)

Goldman Sachs & Co.,
0.11%, 11/01/11	500,000	500,000,000

(Purchased on 10/25/11 to be repurchased at $500,010,694, collateralized by various U.S. government sponsored agency obligations, 1.96% to 7.00% due from 5/01/17 to 10/01/41, aggregate par and fair value of $1,007,215,811 and $515,000,001, respectively)

Goldman Sachs & Co.,
0.11%, 11/01/11	44,000	44,000,000

(Purchased on 10/31/11 to be repurchased at $44,000,134, collateralized by various U.S. government sponsored agency obligations, 3.27% to 5.50% due from 6/01/21 to 1/01/41, aggregate par and fair value of $65,698,243 and $45,320,000, respectively)

Repurchase Agreements	Par (000)	Value

Goldman Sachs & Co.,
0.10%, 11/03/11	$250,000	$250,000,000
(Purchased on 10/27/11 to be repurchased at $250,004,861, collateralized by Ginnie Mae Bonds 6.00% due at 12/15/39, par and fair value of $303,873,429 and $255,000,000, respectively)
Goldman Sachs & Co.,
0.10%, 11/04/11	550,000	550,000,000

(Purchased on 10/28/11 to be repurchased at $550,010,694, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.97% due from 3/01/17 to 2/01/49, aggregate par and fair value of $3,251,238,689 and $566,500,000, respectively)

HSBC Securities (USA) Inc.,
0.08%, 11/01/11	91,339	91,339,000

(Purchased on 10/31/11 to be repurchased at $91,339,203, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 1.50% to 5.63% due from 9/21/12 to 10/20/40, aggregate par and fair value of $85,017,000 and $93,170,149, respectively)

HSBC Securities (USA) Inc.,
0.13%, 11/01/11	430,000	430,000,000

(Purchased on 10/31/11 to be repurchased at $430,001,553, collateralized by various U.S. government sponsored agency obligations, 4.50% to 5.50% due from 1/01/39 to 5/01/41, aggregate par and fair value of $499,771,963 and $442,900,333, respectively)

JPMorgan Securities Inc.,
0.09%, 11/01/11	40,000	40,000,000
(Purchased on 10/31/11 to be repurchased at $40,000,100, collateralized by U.S. Treasury Strip, 0.00% due at 11/15/19, par and fair value of $48,380,000 and $40,803,208, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.08%, 11/01/11	62,000	62,000,000
(Purchased on 10/31/11 to be repurchased at $62,000,138, collateralized by U.S. Treasury Note, 3.13% due at 5/15/21, par and fair value of $58,023,700 and $63,240,102, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.12%, 11/01/11	900,000	900,000,000

(Purchased on 10/31/11 to be repurchased at $900,003,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.46% due from 4/16/13 to 9/20/61, aggregate par and fair value of $11,457,099,580 and $963,000,000, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	13

Schedule of Investments (concluded)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Morgan Stanley & Co.,
0.13%, 11/01/11	$190,000	$190,000,000

(Purchased on 10/31/11 to be repurchased at $190,000,686, collateralized by various U.S. government sponsored agency obligations, 4.50% due from 5/01/41 to 8/01/41, aggregate par and fair value of $186,067,613 and

$195,700,001, respectively)
Morgan Stanley & Co.,
0.18%, 11/07/11(c)	400,000	400,000,000

(Purchased on 9/12/11 to be repurchased at $400,244,000, collateralized by various U.S. government sponsored agency obligations, 1.47% to 8.00% due from 10/01/19 to 12/01/44, aggregate par and fair value of $604,046,553 and $412,000,000, respectively)

RBS Securities Inc.,
0.11%, 11/01/11	750,000	750,000,000

(Purchased on 10/31/11 to be repurchased at $750,002,292, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.00% due from 11/01/25 to 10/01/41, aggregate par and fair value of $993,957,382 and $772,502,100, respectively)

UBS Securities LLC,
0.12%, 11/01/11	230,000	230,000,000

(Purchased on 10/31/11 to be repurchased at $230,000,767, collateralized by various U.S. government sponsored agency obligations, 5.00% to 5.50% due from 1/01/40 to 8/01/40, aggregate par and fair value of $280,671,469 and $236,900,001, respectively)

Total Repurchase Agreements – 53.6%		7,117,339,000

Total Investments (Cost $13,278,705,222*) – 100.0%		13,278,705,222
Liabilities in Excess of Other Assets – (0.0)%		(2,645,525)

Net Assets – 100.0%		$13,276,059,697

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2010	Net Activity (Par)	Par at October 31, 2011	Income

PNC Bank N.A.	$32,400,000	$(32,400,000)	–	$38,678

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$13,278,705,222	–	$13,278,705,222

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee – 40.1% (a)
Bank of Montreal, Chicago, 0.35%, 11/23/11 (b)	$25,000	$24,999,847
Bank of Nova Scotia, Houston:
0.25%, 11/15/11	110,000	110,000,000
0.30%, 12/19/11	40,000	40,000,000
0.25%, 12/21/11	97,000	97,000,000
0.31%, 1/13/12	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.17%, 11/10/11	125,000	125,000,000
0.34%, 1/12/12	100,000	100,000,000
BNP Paribas S.A., New York, 0.60%, 11/03/11	132,000	132,000,000
Lloyds TSB Bank Plc, New York:
0.40%, 11/14/11	75,000	75,000,000
0.44%, 2/03/12 (c)	94,805	94,805,000
National Australia Bank Ltd., New York:
0.32%, 11/09/11 (b)	100,000	100,000,000
0.33%, 2/10/12 (b)	42,000	42,000,000
Norinchukin Bank, New York, 0.18%, 11/03/11	150,000	150,000,000
Rabobank Nederland N.V., New York, 0.43%, 3/01/12	91,500	91,500,000
Royal Bank of Canada, New York:
0.32%, 2/29/12 (b)	80,000	80,000,000
0.40%, 4/10/12 (b)	100,000	100,000,000
Societe Generale, New York:
0.37%, 11/21/11 (b)	19,250	19,250,000
0.40%, 11/21/11 (b)	25,500	25,500,000
Sumitomo Mitsui Banking Corp., New York, 0.20%, 11/18/11	100,000	100,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.15%, 11/02/11	150,000	150,000,000
Toronto Dominion Bank, New York:
0.25%, 11/14/11	38,000	38,000,000
0.32%, 1/12/12 (b)	42,500	42,500,000
0.37%, 4/17/12	60,500	60,500,000
UBS A.G., Stamford:
0.29%, 11/10/11 (b)	46,500	46,500,000
0.38%, 1/09/12	50,000	50,000,000

Total Certificates of Deposit – 40.1%		1,929,554,847

Commercial Paper
Amsterdam Funding Corp., 0.32%, 11/29/11 (d)	50,000	49,987,557
Cancara Asset Securitisation LLC:
0.28%, 11/29/11 (d)	72,000	71,984,320
0.28%, 12/02/11 (d)	41,073	41,063,097
Credit Suisse New York:
0.37%, 12/27/11 (d)	100,000	99,942,444
0.39%, 1/05/12 (d)	100,000	99,929,583
ING US Funding LLC, 0.30%, 11/10/11 (d)	50,000	49,996,250
JPMorgan Chase & Co., 0.27%, 3/16/12 (b)	50,000	50,000,000
Jupiter Securitization Co. LLC, 0.14%,
11/18/11 (d)	125,000	124,991,736
Kells Funding LLC:
0.33%, 2/15/12 (b)	55,500	55,500,000
0.37%, 3/01/12 (b)	75,000	75,000,000
MetLife Short Term Funding LLC, 0.31%,
1/13/12 (d)	11,550	11,542,740
National Australia Funding Delaware, Inc.,
0.24%, 11/01/11 (d)	100,000	100,000,000
Nordea North America, Inc., 0.25%,
11/14/11 (d)	35,000	34,996,840

Commercial Paper	Par (000)	Value

UBS Finance Delaware LLC, 0.44%, 1/11/12 (d)	$12,670	$12,659,005
Victory Receivables Corp., 0.35%, 1/04/12 (d)	25,000	24,984,444
Westpac Banking Corp.:
0.32%, 1/06/12 (b)	84,500	84,500,000
0.42%, 1/13/12 (b)	95,000	95,000,000
Windmill Funding Corp., 0.25%, 12/02/11 (d)	100,000	99,978,472

Total Commercial Paper – 24.5%		1,182,056,488

Corporate Notes – 2.1%
JPMorgan Chase Bank N.A., 0.44%,
11/16/12 (b)	101,820	101,820,000

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 11/07/11 (c)	50,000	50,000,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.14%, 11/07/11 (c)	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.13%, 11/07/11 (c)	15,300	15,300,000
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.14%, 11/07/11 (c)	7,000	7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 11/07/11 (c)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.08%, 11/07/11 (c)	43,815	43,815,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.06%, 11/07/11 (c)	65,745	65,745,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.13%, 11/07/11 (c)	57,000	57,000,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.12%, 11/07/11 (c)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.14%, 11/07/11 (c)	17,000	17,000,000

Total Municipal Bonds – 6.6%		320,650,000

Closed-End Investment Companies (c)(e)
California – 0.3%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	5,000	5,000,000

		14,200,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	15

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Closed-End Investment Companies (c)(e)	Par (000)	Value

Multi-State – 0.1%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	$6,900	$6,900,000

New York – 0.4%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,200	8,200,000

		16,900,000

Total Closed-End Investment Companies – 0.8%		38,000,000

Time Deposits – 0.3%
Societe Generale, 0.14%, 11/01/11	13,000	13,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%,
8/01/12 (d)	50,000	49,939,111
Fannie Mae Variable Rate Notes: (b)
0.24%, 7/26/12	58,000	57,991,494
0.27%, 8/23/12	50,000	49,987,694
0.27%, 9/17/12	75,000	74,986,662
0.28%, 12/20/12	42,500	42,490,219
Federal Home Loan Bank Bonds, 0.36%,
9/07/12	79,200	79,200,000
Freddie Mac Discount Notes: (d)
0.15%, 2/15/12	58,500	58,474,163
0.13%, 8/14/12	50,000	49,948,181
Freddie Mac Variable Rate Notes: (b)
0.24%, 1/24/13	45,000	44,977,650
0.18%, 9/13/13	108,400	108,277,224

Total U.S. Government Sponsored Agency Obligations – 12.8%		616,272,398

U.S. Treasury Obligations
U.S. Treasury Bills, 0.18%, 12/15/11 (d)	45,000	44,990,100
U.S. Treasury Notes, 0.88%, 2/29/12	41,000	41,099,312

Total U.S. Treasury Obligations – 1.8%		86,089,412

Repurchase Agreements
Citigroup Global Markets, Inc.,
0.33%, 11/01/11	50,000	50,000,000
(Purchased on 10/31/11 to be repurchased at $50,000,458, collateralized by U.S. Treasury Note, 1.50% due at 6/30/16, par and fair value of $49,668,300 and $51,000,085, respectively)
Citigroup Global Markets, Inc.,
0.87%, 1/03/12	75,000	75,000,000

(Purchased on 9/30/11 to be repurchased at $75,173,044, collateralized by various corporate/debt and U.S. Treasury obligations, 1.00% to 8.25% due from 5/15/14 to 7/31/18, aggregate par and fair value of $72,031,551 and $76,716,579, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.12%, 11/01/11	$182,121	$182,121,000

(Purchased on 10/31/11 to be repurchased at $182,121,607, collateralized by various U.S. government sponsored agency obligations, 0.76% to 5.00% due from 12/16/39 to 3/20/41, aggregate par and fair value of $283,079,812 and $194,869,470, respectively)

Morgan Stanley & Co.,
0.38%, 11/04/11 (c)	27,000	27,000,000

(Purchased on 5/09/11 to be repurchased at $27,000,000, collateralized by various corporate/debt obligations, 0.00% to 9.50% due from 4/01/14 to 12/16/99, aggregate par and fair value of $28,060,525 and $28,890,001, respectively)

Morgan Stanley & Co.,
0.28%, 11/04/11 (c)	45,000	45,000,000

(Purchased on 5/09/11 to be repurchased at $45,000,000, collateralized by various corporate/debt obligations, 0.00% to 6.75% due from 11/28/11 to 8/15/35, aggregate par and fair value of $48,032,776 and $48,150,001, respectively)

RBS Securities Inc.,
0.23%, 11/01/11	150,000	150,000,000

(Purchased on 10/31/11 to be repurchased at $150,000,958, collateralized by various U.S. government sponsored agency obligations, 1.00% to 155.50% due from 9/25/22 to 7/25/48, aggregate par and fair value of $2,294,594,682 and $154,500,506, respectively)

Total Repurchase Agreements – 11.0%		529,121,000

Total Investments (Cost $4,816,564,145*) – 100.0%		4,816,564,145
Other Assets Less Liabilities – 0.0%		484,636

Net Assets – 100.0%		$4,817,048,781

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (concluded)	TempCash

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$4,816,564,145	–	$4,816,564,145

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	17

Schedule of Investments October 31, 2011	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic – 1.0%
State Street Bank & Trust Co., 0.14%, 11/09/11	$438,000	$438,000,000

Yankee – 45.3% (a)
Bank of Montreal, Chicago:
0.20%, 11/03/11	700,000	700,000,000
0.35%, 11/23/11 (b)	100,000	99,999,390
0.25%, 1/10/12	383,000	383,000,000
Bank of Nova Scotia, Houston:
0.30%, 12/19/11	578,000	578,000,000
0.25%, 12/22/11	400,000	400,000,000
0.30%, 1/13/12	647,000	647,000,000
0.31%, 1/13/12	350,000	350,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 11/07/11	500,000	500,000,000
0.33%, 12/08/11	1,225,000	1,225,000,000
0.34%, 1/12/12	500,000	500,000,000
BNP Paribas S.A., New York, 0.60%, 11/03/11	1,300,000	1,300,000,000
Credit Suisse Group A.G., New York:
0.29%, 11/10/11	500,000	500,000,000
0.37%, 12/27/11	500,000	500,000,000
0.39%, 1/05/12	600,000	600,000,000
Deutsche Bank A.G., New York, 0.16%, 11/04/11	500,000	500,000,000
Lloyds TSB Bank Plc, New York:
0.40%, 11/14/11	400,000	400,000,000
0.44%, 2/03/12 (c)	746,145	746,145,000
Mizuho Corporate Bank, New York, 0.21%, 11/14/11	798,000	798,000,000
National Australia Bank Ltd., New York:
0.28%, 12/12/11	400,000	400,001,137
0.33%, 2/10/12 (b)	343,000	343,000,000
Nordea Bank Finland Plc, New York, 0.30%, 12/01/11	637,000	637,000,000
Norinchukin Bank, New York:
0.18%, 11/01/11	710,000	710,000,000
0.18%, 11/03/11	850,000	850,000,000
Rabobank Nederland N.V., New York:
0.43%, 3/01/12	677,000	677,000,000
0.33%, 5/08/12 (b)	700,000	700,000,000
Royal Bank of Canada, New York:
0.28%, 11/10/11 (b)	225,000	225,000,000
0.32%, 2/29/12 (b)	675,000	675,000,000
0.40%, 4/10/12 (b)	1,069,500	1,069,500,000
0.30%, 5/16/12 (b)	325,000	325,000,000
Royal Bank of Scotland Plc, Connecticut, 0.51%, 11/18/11	43,650	43,652,257
Societe Generale, New York:
0.37%, 11/21/11 (b)	145,500	145,500,000
0.40%, 11/21/11 (b)	182,500	182,500,000
Sumitomo Mitsui Banking Corp., New York:
0.27%, 11/07/11	300,000	300,000,000
0.20%, 11/18/11	700,000	700,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.15%, 11/02/11	450,000	450,000,000
Svenska Handelsbanken, New York, 0.31%, 11/30/11	142,000	142,000,571
Toronto Dominion Bank, New York:
0.25%, 11/14/11	282,472	282,472,000
0.23%, 12/21/11	385,000	385,000,000
0.32%, 1/12/12 (b)	340,250	340,250,000

Certificates of Deposit	Par (000)	Value

Yankee (concluded) (a)
UBS A.G., Stamford:
0.29%, 11/10/11 (b)	$260,000 $	260,000,000
0.38%, 1/09/12	496,000	496,000,000

		21,066,020,355

Total Certificates of Deposit – 46.3%		21,504,020,355

Commercial Paper
Amsterdam Funding Corp., 0.32%, 11/28/11 (d)	200,500	200,451,881
Argento Variable Funding Co. LLC, 0.27%, 11/17/11 (d)	200,000	199,976,000
Atlantic Asset Security Corp., 0.50%,
11/01/11 (d)	532,130	532,130,000
Barclays US Funding Corp., 0.30%,
12/23/11 (d)	800,000	799,653,333
Chariot Funding LLC, 0.14%, 11/15/11 (d)	150,000	149,991,833
Credit Suisse New York:
0.27%, 11/03/11 (d)	500,000	499,992,500
0.33%, 12/01/11 (d)	100,000	99,972,500
Deutsche Bank Financial LLC, 0.18%, 11/01/11 (d)	805,000	805,000,000
Goldman Sachs Group Inc., 0.35%,
12/05/11 (d)	210,000	209,930,583
ING US Funding LLC, 0.30%, 11/10/11 (d)	450,000	449,966,250
JPMorgan Chase & Co., 0.27%, 3/16/12 (b)	395,000	395,000,000
Jupiter Securitization Co. LLC, 0.14%,
11/07/11 (d)	41,951	41,950,021
Kells Funding LLC:
0.33%, 2/15/12 (b)	109,000	109,000,000
0.33%, 2/16/12 (b)	300,000	300,000,000
0.37%, 3/01/12 (b)	125,000	125,000,000
LMA Americas LLC, 0.52%, 11/01/11 (d)	750,000	750,000,000
Matchpoint Master Trust, 0.50%, 11/01/11 (d)	175,000	175,000,000
MetLife Short Term Funding LLC, 0.31%,
1/13/12 (d)	89,500	89,443,739
National Australia Funding Delaware, Inc.,
0.30%, 1/17/12 (d)	88,400	88,343,277
Nordea North America, Inc., 0.37%, 1/23/12 (d)	222,590	222,400,118
Starbird Funding Corp., 0.50%, 11/01/11 (d)	175,000	175,000,000
UBS Finance Delaware LLC, 0.20%,
11/18/11 (d)	1,000,000	999,905,556
Victory Receivables Corp., 0.35%, 1/05/12 (d)	100,000	99,936,806
Westpac Banking Corp.:
0.32%, 1/06/12 (b)	709,000	709,000,000
0.42%, 1/13/12 (b)	762,700	762,700,000
Windmill Funding Corp., 0.32%, 11/29/11 (d)	50,000	49,987,556

Total Commercial Paper – 19.4%		9,039,731,953

Corporate Notes
JPMorgan Chase Bank N.A., 0.44%,
11/16/12 (b)	752,200	752,200,000
Royal Bank Of Scotland Plc, 0.51%,
11/15/11 (c)	365,000	365,000,000

Total Corporate Notes – 2.4%		1,117,200,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 11/07/11 (c)	$53,580	$53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/07/11 (c)	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.07%, 11/07/11 (c)	54,845	54,845,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.17%, 11/07/11 (c)	20,000	20,000,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 11/07/11 (c)	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 11/01/11 (c)	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.12%, 11/07/11 (c)	23,995	23,995,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.12%, 11/07/11 (c)	21,600	21,600,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.12%, 11/07/11 (c)	69,165	69,165,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.12%, 11/07/11 (c)	43,100	43,100,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.12%, 11/07/11 (c)	44,755	44,755,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.13%, 11/07/11 (c)	123,965	123,965,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.13%, 11/07/11 (c)	22,095	22,095,000
Charlotte COP (NASCAR Project) Series 2009D VRDN (Bank of America N.A. LOC), 0.29%, 11/07/11 (c)	14,400	14,400,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.13%, 11/07/11 (c)	36,260	36,260,000
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC), 0.14%, 11/07/11 (c)	21,800	21,800,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2008E AMT VRDN (Bank of America N.A. SBPA), 0.18%, 11/07/11 (c)	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA), 0.22%, 11/07/11 (c)	16,800	16,800,000

Municipal Bonds	Par (000)	Value

District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/07/11 (c)	$78,552	$78,552,000
Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project) Series 2003 VRDN, 0.09%, 11/01/11 (c)	24,800	24,800,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 11/07/11 (c)	44,080	44,080,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN, 0.10%, 11/01/11 (c)	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.14%, 11/07/11 (c)	34,000	34,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 11/07/11 (c)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.14%, 11/07/11 (c)	28,715	28,715,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA), 0.11%, 11/01/11 (c)	35,800	35,800,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/11 (c)	51,650	51,650,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.10%, 11/01/11 (c)	35,000	35,000,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.10%, 11/01/11 (c)	30,000	30,000,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN, 0.09%, 11/01/11 (c)	35,000	35,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.14%, 11/07/11 (c)	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.08%, 11/07/11 (c)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.12%, 11/07/11 (c)	55,250	55,250,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.14%, 11/07/11 (c)	24,865	24,865,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. SBPA), 0.15%, 11/01/11 (c)(e)(f)	50,000	50,000,000
Texas RB PUTTERS Series 2011-3946 VRDN (JPMorgan Chase & Co. SBPA), 0.11%, 11/01/11 (c)(e)(f)	56,000	56,000,000
Texas RB PUTTERS Series 2011-3953 VRDN (JPMorgan Chase & Co. SBPA), 0.15%, 11/01/11 (c)(e)(f)	100,000	100,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	19

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas RB PUTTERS Series 2011-3964 VRDN (JPMorgan Chase & Co. SBPA), 0.15%,
11/01/11 (c)(e)(f)	$125,000	$125,000,000

Total Municipal Bonds – 4.1%		1,903,502,000

Closed-End Investment Companies (c)(e)
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	4,300	4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	5,000	5,000,000

		14,300,000

Multi-State – 0.0%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	7,000	7,000,000

New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,600	8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,200	8,200,000

		25,300,000

Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits – 1.8%
Societe Generale, 0.14%, 11/01/11	832,000	832,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (b)
0.24%, 7/26/12	571,000	570,916,264
0.27%, 8/23/12	700,000	699,827,721
0.27%, 9/17/12	710,000	709,873,730
0.28%, 12/20/12	458,000	457,894,590
Federal Home Loan Bank Bonds:
0.12%, 2/27/12	100,000	99,977,955
0.25%, 8/17/12	81,000	81,016,815
0.36%, 9/07/12	537,000	537,000,000
Federal Home Loan Bank Discount Notes,
0.11%, 7/11/12 (d)	250,000	249,806,736
Freddie Mac Discount Notes: (d)
0.14%, 1/23/12	100,000	99,967,722
0.16%, 2/16/12	130,000	129,938,178
Freddie Mac Variable Rate Notes: (b)
0.24%, 1/24/13	388,000	387,807,295
0.30%, 9/03/13	100,000	99,962,852
0.18%, 9/13/13	1,720,000	1,718,051,887

Total U.S. Government Sponsored Agency Obligations – 12.6%		5,842,041,745

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills, 0.18%, 12/15/11 (d)	$330,000	$329,927,400
U.S. Treasury Notes:
0.88%, 2/29/12	310,000	310,750,897
1.75%, 8/15/12	300,000	303,752,383
4.13%, 8/31/12	250,000	258,242,716

Total U.S. Treasury Obligations – 2.6%		1,202,673,396

Repurchase Agreements
Barclays Capital, Inc.,
0.33%, 11/01/11	100,000	100,000,000

(Purchased on 10/31/11 to be repurchased at $100,000,917, collateralized by various municipal debt obligations, 0.00% to 7.60% due from 3/01/18 to 2/15/47, aggregate par and fair value of $101,488,039 and $107,000,000, respectively)

Barclays Capital, Inc.,
0.38%, 11/01/11	140,000	140,000,000

(Purchased on 10/31/11 to be repurchased at $140,001,478, collateralized by various corporate/debt obligations, 5.50% to 11.63% due from 11/15/11 to 2/12/67, aggregate par and fair value of $147,455,184 and $149,800,000, respectively)

Barclays Capital, Inc.,
0.60%, 11/28/11 (c)	100,000	100,000,000

(Purchased on 10/28/11 to be repurchased at $100,051,667, collateralized by various corporate/debt obligations, 5.25% to 11.63% due from 11/15/11 to 2/12/67, aggregate par and fair value of $100,734,838 and $107,000,001, respectively)

Barclays Capital, Inc.,
0.60%, 11/28/11 (c)	573,000	573,000,000

(Purchased on 10/31/11 to be repurchased at $573,286,500, collateralized by various corporate/debt obligations, 0.00% to 14.00% due from 1/13/12 to 12/18/99, aggregate par and fair value of $672,342,912 and $613,110,001, respectively)

Credit Suisse Securities (USA) LLC,
0.08%, 11/01/11	900,000	900,000,000

(Purchased on 10/31/11 to be repurchased at $900,002,000, collateralized by various U.S. Treasury obligations, 1.50% to 7.25% due from 12/31/13 to 8/15/22, aggregate par and fair value of $757,633,500 and $918,001,139, respectively)

Deutsche Bank Securities Inc.,
0.12%, 11/01/11	620,702	620,702,000

(Purchased on 10/31/11 to be repurchased at $620,704,069, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 12/16/24 to 10/20/41, aggregate par and fair value of $1,152,140,547 and $648,443,061, respectively)

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA) Inc.,
0.13%, 11/01/11	$150,000	$150,000,000

(Purchased on 10/31/11 to be repurchased at $150,000,542, collateralized by various U.S. government sponsored agency obligations, 4.50% to 5.50% due from 2/01/34 to 5/01/41, aggregate par and fair value of $667,158,545 and $154,500,466, respectively)

HSBC Securities (USA) Inc.,
0.20%, 11/01/11	140,000	140,000,000

(Purchased on 10/31/11 to be repurchased at $140,000,778, collateralized by various corporate/debt obligations, 0.84% to 9.70% due from 11/01/11 to 5/15/41, aggregate par and fair value of $134,894,578 and $149,801,201, respectively)

JPMorgan Securities Inc.,
0.23%, 11/01/11	100,000	100,000,000

(Purchased on 10/31/11 to be repurchased at $100,000,639, collateralized by various corporate/debt obligations, 1.00% to 10.20% due from 6/01/14 to 5/15/58, aggregate par and fair value of $93,536,822 and $107,004,562, respectively)

JPMorgan Securities Inc.,
0.48%, 11/01/11	155,000	155,000,000

(Purchased on 10/31/11 to be repurchased at $155,002,067, collateralized by various corporate/debt obligations, 2.40% to 11.25% due from 3/15/12 to 12/01/34, aggregate par and fair value of $177,532,952 and $165,852,822, respectively)

JPMorgan Securities Inc.,
0.40%, 11/10/11	178,000	178,000,000

(Purchased on 10/11/11 to be repurchased at $178,059,333, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 12/01/11 to 6/15/32, aggregate par and fair value of $192,098,227 and $190,461,798, respectively)

Morgan Stanley & Co.,
0.28%, 11/04/11 (c)	351,000	351,000,000

(Purchased on 5/09/11 to be repurchased at $351,000,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.75% due from 11/12/11 to 12/17/99, aggregate par and fair value of $395,045,828 and $375,570,002, respectively)

Morgan Stanley & Co.,
0.38%, 11/04/11 (c)	210,000	210,000,000

(Purchased on 5/09/11 to be repurchased at $210,000,000, collateralized by various corporate/debt and U.S. Treasury obligations, 0.00% to 7.51% due from 7/31/12 to 12/08/99, aggregate par and fair value of $3,946,475,824 and $222,339,249, respectively)

Repurchase Agreements	Par (000)	Value

UBS Securities LLC,
0.12%, 11/01/11	$770,000	$770,000,000

(Purchased on 10/31/11 to be repurchased at $770,002,567, collateralized by various U.S. government sponsored agency obligations, 0.00% to 20.16% due from 3/15/17 to 6/25/41, aggregate par and fair value of $1,549,379,469 and $798,279,311, respectively)

UBS Securities LLC,
0.26%, 11/01/11	500,000	500,000,000

(Purchased on 10/31/11 to be repurchased at $500,003,611, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 1/01/12 to 11/15/66, aggregate par and fair value of $555,130,356 and $534,910,198, respectively)

Total Repurchase Agreements – 10.7%		4,987,702,000

Total Investments (Cost $46,475,471,449*) – 100.0%		46,475,471,449
Liabilities in Excess of Other Assets – (0.0)%		(2,294,632)

Net Assets – 100.0%		$46,473,176,817

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Par at	Net	Par at
	October 31,	Activity	October 31,
Affiliate	2010	(Par)	2011	Income

PNC Bank N.A.	–	–	–	$138,041

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	21

Schedule of Investments (concluded)	TempFund

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$46,475,471,449	–	$46,475,471,449

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.25%, 11/17/11	$62,000	$61,993,125
0.28%, 11/17/11	50,000	49,993,778
0.30%, 12/15/11	40,000	39,985,578
0.09%, 1/05/12	200,000	199,967,500
0.28%, 1/12/12	40,000	39,977,520
0.10%, 1/26/12	100,000	99,976,111
0.08%, 2/16/12	42,000	41,990,013
0.04%, 3/01/12	50,000	49,994,118
0.05%, 3/01/12	50,000	49,992,438
0.07%, 3/08/12	100,000	99,976,000
0.26%, 3/08/12	45,000	44,958,400
0.05%, 3/15/12	125,000	124,976,431
0.05%, 4/12/12	70,000	69,985,578
0.07%, 4/19/12	20,050	20,043,846
0.06%, 5/03/12	100,000	99,968,656
0.10%, 8/23/12	234,725	234,537,595
U.S. Treasury Notes:
0.88%, 1/31/12	495,000	495,965,797
1.38%, 2/15/12	420,360	421,961,219
0.88%, 2/29/12	559,500	560,965,380
1.00%, 4/30/12	500,000	502,248,891
1.38%, 5/15/12	200,000	201,317,754
0.75%, 5/31/12	140,000	140,511,504
0.63%, 6/30/12	194,000	194,696,499
4.63%, 7/31/12	121,000	125,057,206
0.38%, 8/31/12	50,025	50,133,793
4.13%, 8/31/12	73,000	75,402,635
1.38%, 10/15/12	100,000	101,174,892
1.38%, 11/15/12	85,000	86,050,293

Total U.S. Treasury Obligations – 30.0%		4,283,802,550

Repurchase Agreements

Barclays Capital, Inc.,
0.09%, 11/01/11	1,200,000	1,200,000,000

(Purchased on 10/31/11 to be repurchased at $1,200,003,000, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/11 to 5/15/40, aggregate par and fair value of $2,148,624,529 and $1,224,000,000, respectively)

Citigroup Global Markets, Inc.,
0.09%, 11/01/11	930,000	930,000,000

(Purchased on 10/31/11 to be repurchased at $930,002,325, collateralized by various U.S. Treasury obligations, 0.00% to 3.38% due from 3/29/12 to 2/15/41, aggregate par and fair value of $1,238,043,277 and $948,600,001, respectively)

Credit Suisse Securities (USA) LLC,
0.08%, 11/01/11	1,000,000	1,000,000,000

(Purchased on 10/31/11 to be repurchased at $1,000,002,222, collateralized by various U.S. Treasury obligations, 0.63% to 2.63% due from 4/15/13 to 1/15/21, aggregate par and fair value of $814,425,200 and $1,020,002,553, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.10%, 11/01/11	$1,375,549	$1,375,549,000

(Purchased on 10/31/11 to be repurchased at $1,375,552,821, collateralized by various U.S. Treasury obligations, 0.00% to 6.13% due from 4/26/12 to 2/15/36, aggregate par and fair value of $1,222,833,600 and $1,403,060,057, respectively)

Deutsche Bank Securities Inc.,
0.08%, 11/07/11	715,000	715,000,000

(Purchased on 10/31/11 to be repurchased at $715,011,122, collateralized by various U.S. Treasury obligations, 2.75% to 5.50% due from 11/30/16 to 2/15/38, aggregate par and fair value of $632,937,300 and $729,300,001, respectively)

HSBC Securities (USA) Inc.,
0.08%, 11/01/11	811,412	811,412,000

(Purchased on 10/31/11 to be repurchased at $811,413,803, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/11 to 8/15/41, aggregate par and fair value of $1,331,557,284 and $827,642,661, respectively)

JPMorgan Securities Inc.,
0.09%, 11/01/11	624,636	624,636,000

(Purchased on 10/31/11 to be repurchased at $624,637,562, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/13 to 2/15/25, aggregate par and fair value of $761,539,513 and $637,130,384, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.08%, 11/01/11	466,775	466,775,000

(Purchased on 10/31/11 to be repurchased at $466,776,037, collateralized by various U.S. Treasury obligations, 3.13% to 4.75% due from 4/30/13 to 2/15/37, aggregate par and fair value of $388,106,300 and $476,110,511, respectively)

Morgan Stanley & Co.,
0.10%, 11/01/11	390,000	390,000,000

(Purchased on 10/31/11 to be repurchased at $390,001,083, collateralized by various U.S. Treasury obligations, 0.25% to 2.38% due from 8/15/12 to 6/30/18, aggregate par and fair value of $390,668,900 and $397,800,020, respectively)

Morgan Stanley & Co.,
0.08%, 11/03/11(b)	500,000	500,000,000

(Purchased on 8/08/11 to be repurchased at $500,096,667, collateralized by various U.S. Treasury obligations, 0.00% to 6.00% due from 1/05/12 to 2/15/41, aggregate par and fair value of $547,673,136 and $510,748,849, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	23

Schedule of Investments (concluded)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

RBS Securities Inc.,
0.08%, 11/01/11	$1,035,000	$1,035,000,000

(Purchased on 10/31/11 to be repurchased at $1,035,002,300, collateralized by various U.S. Treasury obligations, 0.13% to 8.00% due from 8/15/13 to 11/15/21, aggregate par and fair value of $943,519,624 and $1,055,704,156, respectively)

UBS Securities LLC,
0.08%, 11/01/11	516,357	516,357,000

(Purchased on 10/31/11 to be repurchased at $516,358,147, collateralized by various U.S. Treasury obligations, 0.63% to 6.25% due from 5/15/15 to 5/15/39, aggregate par and fair value of $450,005,000 and $526,684,213, respectively)

UBS Securities LLC,
0.06%, 11/07/11	500,000	500,000,000

(Purchased on 10/31/11 to be repurchased at $500,005,833, collateralized by various U.S. Treasury obligations, 1.00% to 6.13% due from 8/31/16 to 11/15/40, aggregate par and fair value of $456,460,600 and $510,000,017, respectively)

Total Repurchase Agreements – 70.5%		10,064,729,000

Total Investments (Cost $14,348,531,550*) – 100.5%		14,348,531,550
Liabilities in Excess of Other Assets – (0.5)%		(69,774,824)

Net Assets – 100.0%		$14,278,756,726

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$14,348,531,550	–	$14,348,531,550

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.00%, 11/03/11	$65,000	$64,999,991
0.01%, 11/03/11	251,734	251,733,930
0.02%, 11/03/11	201,300	201,299,832
0.09%, 11/03/11	100,000	99,999,528
0.01%, 11/10/11	306,171	306,170,235
0.02%, 11/10/11	345,090	345,088,697
0.01%, 11/17/11	13,704	13,703,966
0.02%, 11/17/11	303,000	302,997,980
0.03%, 11/17/11	100,000	99,998,556
0.04%, 11/17/11	200,000	199,996,889
0.01%, 11/25/11	334,066	334,064,683
0.02%, 11/25/11	200,000	199,997,333
0.01%, 12/01/11	109,700	109,698,629
0.02%, 12/01/11	253,942	253,938,826
0.03%, 12/08/11	38,000	37,998,828
0.04%, 12/08/11	37,000	36,998,669
0.01%, 12/22/11	35,000	34,999,504
0.01%, 1/05/12	5,000	4,999,955
0.03%, 1/05/12	200,000	199,989,167
0.09%, 1/05/12	25,000	24,995,938
0.02%, 1/12/12	165,000	164,993,400
0.03%, 1/19/12	605,000	604,961,405
0.03%, 1/26/12	324,400	324,377,709
0.02%, 2/02/12	399,800	399,780,303
0.03%, 2/02/12	15,000	14,998,779
0.05%, 2/23/12	15,000	14,997,863
0.04%, 3/01/12	37,500	37,495,589
0.05%, 3/01/12	37,500	37,494,328
0.07%, 3/08/12	125,000	124,969,867
0.05%, 3/15/12	100,000	99,981,250
0.04%, 3/29/12	32,000	31,995,364
0.10%, 8/23/12	21,000	20,983,597
U.S. Treasury Notes:
1.75%, 11/15/11	225,000	225,146,545
0.88%, 1/31/12	260,000	260,532,435
0.88%, 2/29/12	149,000	149,404,879
1.00%, 4/30/12	60,000	60,266,144
4.13%, 8/31/12	10,000	10,329,137

Total U.S. Treasury Obligations – 110.7%		5,706,379,730

Total Investments (Cost $5,706,379,730*) – 110.7%		5,706,379,730
Liabilities in Excess of Other Assets – (10.7)%		(549,361,515)

Net Assets – 100.0%		$5,157,018,215

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$5,706,379,730	–	$5,706,379,730

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	25

Schedule of Investments October 31, 2011	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona – 2.6%
Apache County IDA RB (Tucson Electric Power Co. Project) Series 1983A VRDN (US Bank N.A. LOC), 0.13%, 11/07/11 (a)	$500	$500,000
Maricopa County IDA Multi-Family Housing RB (San Martin Apartments Project) Series 2002A-1 AMT VRDN (Fannie Mae Guaranty), 0.15%, 11/07/11 (a)	700	700,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Guaranty), 0.16%, 11/07/11 (a)	2,400	2,400,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (Federal Home Loan Bank LOC), 0.17%, 11/07/11 (a)	6,710	6,710,000

		10,310,000

Arkansas – 1.2%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Fannie Mae Insurance, Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.22%, 11/07/11 (a)	5,000	5,000,000

California – 15.1%
California RB Series 2011-A2 RAN, 2.00%, 6/26/12	10,900	11,015,044
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	1,200	1,204,734
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN, 0.11%, 11/07/11 (a)	1,000	1,000,000
East Bay California Municipal Utility District Water System Series 2011 TECP, 0.22%, 11/04/11	3,500	3,500,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.17%, 12/01/11 (a)	9,520	9,520,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.21%, 11/07/11 (a)(b)(c)	877	877,000
Los Angeles County GO Series 2011A TRAN, 2.50%, 2/29/12	900	906,391
Los Angeles County GO Series 2011B TRAN, 2.50%, 3/30/12	2,100	2,118,565
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	1,100	1,115,149
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada LOC), 0.18%, 12/01/11 (a)(b)	1,300	1,300,000
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	1,000	1,007,226
2.50%, 4/30/12	1,500	1,516,040
Redwood City School District GO Series 2011 TRAN, 1.50%, 8/31/12	6,250	6,293,905
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	1,000	1,011,024

Municipal Bonds	Par (000)	Value

California (concluded)
Sacramento City Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Merrill Lynch International Bank SBPA, Bank of America N.A. Guaranty), 0.30%, 11/07/11 (a)(b)(c)	$6,830	$6,830,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	1,000	1,008,556
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	10,100	10,173,464

		60,397,098

Colorado – 1.2%
King County Series 2009A TECP (Bayerische Landesbank Girozentrale SBPA), 0.23%, 12/01/11	5,000	5,000,000

Connecticut – 0.4%
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (a)	1,500	1,500,000

Florida – 2.4%
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2005E VRDN (Credit Agricole CIB LOC), 0.25%, 11/07/11 (a)	2,400	2,400,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.22%, 11/07/11 (a)	360	360,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 11/01/11 (a)	5,900	5,900,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.25%, 11/07/11 (a)	1,100	1,100,000

		9,760,000

Georgia – 0.7%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 11/07/11 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 11/07/11 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 11/07/11 (a)	1,000	1,000,000

		3,000,000

Illinois – 3.5%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.20%, 11/07/11 (a)	2,120	2,120,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.34%, 11/07/11 (a)(b)(c)	1,325	1,325,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC), 0.49%, 11/07/11 (a)	2,465	2,465,000
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.20%, 11/07/11 (a)	1,430	1,430,000

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois State Toll Highway Authority RB Series 2008A-1A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.21%, 11/07/11 (a)	$6,600	$6,600,000

		13,940,000

Indiana – 0.5%
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC), 0.23%, 11/07/11 (a)	2,050	2,050,000

Kansas – 1.6%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC), 0.29%, 11/07/11 (a)	6,295	6,295,000

Kentucky – 0.7%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (US Bank N.A. LOC), 0.17%, 11/07/11 (a)	440	440,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 11/07/11 (a)	2,480	2,480,000

		2,920,000

Louisiana – 4.0%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.29%, 11/07/11 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN, 0.30%, 11/07/11 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 11/07/11 (a)	710	710,000
St. James Parish RB (Texaco Inc. Project) Series 1988A VRDN (Chevron Corp. Guaranty), 0.08%, 11/01/11 (a)	7,000	7,000,000

		16,110,000

Maryland – 2.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.24%, 11/07/11 (a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.29%, 11/07/11 (a)	1,800	1,800,000
Montgomery County RB (Riderwood Village, Inc. Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (a)	4,555	4,555,000

		9,155,000

Massachusetts – 0.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.23%, 5/28/12 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011 VRDN 7 Month Window, 0.23%, 5/28/12 (a)	495	495,000

		1,495,000

Municipal Bonds	Par (000)	Value

Michigan – 1.8%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN, 0.23%, 5/28/12 (a)	$3,000	$3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 0.34%, 11/07/11 (a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 11/07/11 (a)	2,000	2,000,000

		7,400,000

Minnesota – 0.2%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 12/01/11 (a)(b)	600	600,000

Missouri – 1.6%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.37%, 11/07/11 (a)	2,225	2,225,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.30%, 11/07/11 (a)	4,000	4,000,000

		6,225,000

Nevada – 0.8%
Clark County Junior Subordinate Lien Series 2011A RAN, 2.00%, 6/19/12	3,050	3,076,843

New Hampshire – 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.29%, 11/07/11 (a)	1,005	1,005,000

New Jersey – 3.7%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	800	811,445
Burlington Township GO Series 2011 BAN, 1.25%, 3/23/12	2,305	2,310,588
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	1,200	1,205,484
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.09%, 11/07/11 (a)	3,000	3,000,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.09%, 11/07/11 (a)	7,400	7,400,000

		14,727,517

New York – 6.5%
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.09%, 11/01/11 (a)	14,840	14,840,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2011-776 VRDN (Bank of America N.A. SBPA), 0.20%, 11/07/11 (a)(b)(c)	4,895	4,895,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	27

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (a)	$3,015	$3,015,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	2,200	2,225,092
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/11 (a)	1,100	1,100,000

		26,075,092

North Carolina – 1.4%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.08%, 11/01/11 (a)	2,165	2,165,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.24%, 11/07/11 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.32%, 11/07/11 (a)	560	560,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility), 0.20%, 11/07/11 (a)(b)(c)	1,365	1,365,000

		5,540,000

Ohio – 2.6%
Avon GO Series 2011A BAN, 1.00%, 7/03/12	1,000	1,003,864
Lebanon GO (Water System Improvement Project) Series 2011 BAN, 1.15%, 3/30/12	2,000	2,003,666
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	1,000	1,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	1,700	1,700,000
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	4,740	4,755,513

		10,463,043

Oklahoma – 1.0%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.29%, 11/07/11 (a)	3,850	3,850,000

Pennsylvania – 15.5%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.10%, 11/07/11 (a)	6,800	6,800,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.29%, 11/07/11 (a)	300	300,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (a)	5,230	5,230,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank NA LOC), 0.13%, 11/07/11 (a)	2,700	2,700,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.12%, 11/07/11 (a)	185	185,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/01/11 (a)	$955	$955,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 11/07/11 (a)	2,025	2,025,000
Montgomery County IDA RB (Waverly Heights Ltd. Project) Series 2009 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/11 (a)	5,350	5,350,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.44%, 11/07/11 (a)	2,635	2,635,000
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 2004M-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (a)	6,335	6,335,000
Pennsylvania Housing Finance Agency RB Series 2004 VRDN (Royal Bank of Canada SBPA), 0.14%, 11/07/11 (a)	4,750	4,750,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Liquidity Facility), 0.17%, 11/07/11 (a)(b)(c)	5,715	5,715,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC), 0.13%, 11/07/11 (a)	4,410	4,410,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (a)	10,960	10,960,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (a)	3,750	3,750,000

		62,100,000

Rhode Island – 0.3%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	1,250	1,263,960

South Dakota – 0.9%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 11/07/11 (a)	3,800	3,800,000

Tennessee – 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.23%, 5/28/12 (a)	5,950	5,950,000

Texas – 4.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.30%, 11/07/11 (a)	5,000	5,000,000
Dallas Independent School District GO Series 2002 MB (PSF-GTD Insurance), 5.25%, 2/15/12	2,000	2,026,881

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (concluded)
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 1999B AMT VRDN, 0.09%, 11/01/11 (a)	$50	$50,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hosp System Project) Series 2009 MB, 5.00%, 6/01/12	1,000	1,026,857
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.16%, 11/07/11 (a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.29%, 11/07/11 (a)	3,000	3,000,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	565	565,000
Texas RB PUTTERS Series 2011-3946 VRDN (JPMorgan Chase & Co. SBPA), 0.11%, 11/01/11 (a)(b)(c)	4,000	4,000,000

		17,668,738

Virginia – 0.7%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.26%, 5/28/12 (a)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.22%, 11/07/11 (a)	1,400	1,400,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC, Wells Fargo Bank N.A. SBPA), 0.19%, 11/07/11 (a)(b)(c)	45	45,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC), 2.50%, 11/07/11 (a)	15	15,000

		2,960,000

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC), 0.16%, 11/07/11 (a)	1,000	1,000,000

Wisconsin – 4.4%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.33%, 11/07/11 (a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 11/07/11 (a)	1,400	1,400,000
Racine Unified School District RB Series 2011 TRAN, 1.00%, 2/03/12	1,600	1,603,023
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC), 0.19%, 11/07/11 (a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.22%, 11/07/11 (a)	5,270	5,270,000
Wisconsin Health & Educational Facilities Authority Series 2011 TECP (JPMorgan Chase Bank N.A. LOC), 0.22%, 12/05/11	5,000	5,000,000

		17,548,023

	Par
Municipal Bonds	(000)	Value

Wyoming – 1.0%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.24%, 11/07/11 (a)	$4,000	$4,000,000

Total Municipal Bonds — 85.5%		342,185,314

Closed-End Investment Companies (a)(b)
California – 6.2%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	10,000	10,000,000

		25,000,000

Multi-State – 3.2%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.27%, 11/07/11	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.33%, 11/07/11	2,900	2,900,000

		12,700,000

New Jersey – 1.5%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	2,000	2,000,000

		6,000,000

New York – 2.1%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.26%, 11/07/11	8,500	8,500,000

Pennsylvania – 1.4%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 11/07/11	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies – 14.4%		57,700,000

Total Investments (Cost $399,885,314*) – 99.9%		399,885,314
Other Assets Less Liabilities – 0.1%		479,954

Net Assets – 100.0%		$400,365,268

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	29

Schedule of Investments (concluded)	MuniCash

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$399,885,314	–	$399,885,314

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama – 1.9%
Alabama Public School & College Authority RB PUTTERS Series 2011-719 VRDN (Bank of America N.A. SBPA), 0.20%, 11/07/11 (a)(b)(c)	$15,000	$15,000,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.17%, 11/07/11 (c)	6,200	6,200,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.14%, 11/07/11 (c)	13,800	13,800,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.18%, 11/07/11 (c)	5,000	5,000,000

		40,000,000

Arizona – 0.7%
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.13%, 11/07/11 (a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	4,850	4,850,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	1,200	1,200,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.35%, 11/07/11 (c)	8,200	8,200,000

		15,025,000

Arkansas – 0.1%
Rogers RB Series 2011 MB, 2.00%, 11/01/12	1,885	1,913,690

California – 18.7%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-1 VRDN (JPMorgan Chase Bank), 0.06%, 11/07/11 (c)	19,650	19,650,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.19%, 11/07/11 (a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.19%, 11/07/11 (a)(b)(c)	39,300	39,300,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC), 0.28%, 11/07/11 (c)	9,365	9,365,000
California RB Series 2011-A2 RAN, 2.00%, 6/26/12	59,100	59,724,961
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	5,200	5,220,516
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (KBC Bank N.V. LOC), 0.08%, 11/07/11 (c)	15,430	15,430,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.30%, 11/07/11 (a)(b)(c)	10,265	10,265,000

Municipal Bonds	Par (000)	Value

California (concluded)
East Bay Municipal Utilities District Water System Series 2011 TECP, 0.23%, 12/05/11	$11,400	$11,400,000
East Bay Municipal Utility District Water System RB Series 2009 Mandatory Put Bonds, 0.17%, 3/01/12 (c)	14,760	14,760,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.17%, 12/01/11 (c)	23,620	23,620,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.16%, 2/01/12 (c)	10,645	10,645,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.21%, 11/07/11 (a)(b)(c)	23,797	23,797,000
Harris County Cultural Education Facilities Finance Corp. Series 2011 TECP, 0.28%, 3/05/12	2,500	2,500,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.17%, 11/07/11 (a)(b)(c)	9,410	9,410,000
Los Angeles County GO Series 2011A TRAN, 2.50%, 2/29/12	5,400	5,438,347
Los Angeles County GO Series 2011B TRAN, 2.50%, 3/30/12	12,600	12,711,392
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	6,900	6,995,023
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada LOC), 0.18%, 12/01/11 (a)(c)	7,200	7,200,000
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	4,600	4,633,239
2.50%, 3/30/12	2,900	2,926,000
2.50%, 4/30/12	7,900	7,984,476
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,044,095
San Francisco County Transportation Authority Series 2011 TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA):
0.23%, 11/07/11	54,835	54,835,000
0.25%, 11/07/11	19,840	19,840,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	5,100	5,143,636

		391,938,685

Colorado – 3.9%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	9,595	9,595,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	5,830	5,830,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	3,065	3,065,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	4,935	4,935,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	6,510	6,510,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	31

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Educational & Cultural Facilities Authority RB (Mesivta Greater L.A. Project) Series 2005 VRDN (Deutsche Bank A.G. LOC), 0.12%, 11/07/11 (c)	$4,495	$4,495,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC), 0.16%, 11/07/11 (c)	15,330	15,330,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Wells Fargo Bank N.A LOC), 0.12%, 11/07/11 (c)	7,875	7,875,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.15%, 11/07/11 (c)	5,750	5,750,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.16%, 11/07/11 (c)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.16%, 11/07/11 (c)	900	900,000
Sheridan Redevelopment Agency (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 11/07/11 (c)	2,500	2,500,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.55%, 11/07/11 (c)	3,100	3,100,000

		80,645,000

Connecticut – 3.0%
Connecticut GO Series 2001A VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.29%, 11/07/11 (c)	52,940	52,940,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2010G AMT Mandatory Put Bonds, 0.45%, 11/15/11 (c)	3,175	3,175,000
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (c)	7,200	7,200,000

		63,315,000

Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	1,860	1,860,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	740	740,000

		2,600,000

District of Columbia – 0.8%
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (a)(c)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	4,000	4,000,000

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
District of Columbia RB Series 2010E MB, 0.17%, 12/01/11 (c)	$4,300	$4,300,000

		17,100,000

Florida – 2.9%
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2005E VRDN (Credit Agricole CIB LOC), 0.25%, 11/07/11 (c)	12,100	12,100,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/11 (a)(b)(c)	18,835	18,835,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.13%, 11/07/11 (c)	1,100	1,100,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.25%, 11/07/11 (c)	4,760	4,760,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	2,765	2,765,000
Peace River Manasota Regional Water Supply Authority RB Series 2005A ROC-RR-II-R-607PB VRDN (AGM Insurance, PB Capital Corp. SBPA), 0.37%, 11/07/11 (a)(b)(c)	9,980	9,980,000
Sarasota County Public Hospital District RB (Sarasota Memorial Hospital Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/01/11 (c)	5,400	5,400,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	4,772	4,771,508
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	1,035	1,035,000

		60,746,508

Georgia – 0.7%
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.19%, 11/07/11 (c)	2,000	2,000,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	900	900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	2,900	2,900,000
Georgia GO Series 2002D MB, 5.00%, 8/01/12	300	310,690
Metro Atlanta Rapid Transportation Authority Series 2011 TECP (JPMorgan Chase Bank N.A. SBPA), 0.18%, 1/10/12	8,200	8,200,000

		14,310,690

Illinois – 2.7%
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.65%, 11/07/11 (a)(b)(c)	3,270	3,270,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 11/07/11 (c)	7,800	7,800,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority RB (Northwestern University Project) Series 2008A Mandatory Put Bonds, 0.43%, 3/01/12 (c)	$5,800	$5,800,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (LaSalle Bank N.A. LOC), 0.21%, 11/07/11 (c)	2,190	2,190,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.30%, 11/07/11 (a)(b)(c)	8,875	8,875,000
Illinois Toll Highway Authority RB Putter Series 2011-773 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.20%, 11/07/11 (a)(b)(c)	16,485	16,485,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.65%, 11/07/11 (a)(b)(c)	2,420	2,420,000
Springfield RB Series 2008 ROC-RR-II-R- 11486PB VRDN (Berkshire Hathaway Inc. Insurance, PB Capital Corp. SBPA), 0.37%, 11/07/11 (a)(b)(c)	9,575	9,575,000

		56,415,000

Indiana – 0.7%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/07/11 (c)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 11/01/11 (c)	6,950	6,950,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	4,860	4,860,000

		13,510,000

Iowa – 0.8%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	8,940	8,940,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.22%, 11/01/11 (c)	7,400	7,400,000

		16,340,000

Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.13%, 11/07/11 (c)	2,855	2,855,000

Louisiana – 5.3%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.24%, 11/07/11 (c)	5,035	5,035,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.27%, 11/07/11 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.10%, 11/01/11 (c)	7,200	7,200,000

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.34%, 11/07/11 (c)	$24,640	$24,640,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC), 0.23%, 11/07/11 (c)	66,500	66,500,000

		110,875,000

Maryland – 4.4%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	3,925	3,925,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	1,875	1,875,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	11,050	11,050,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	3,215	3,215,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	9,000	9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	1,625	1,625,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	3,880	3,880,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 11/07/11 (a)(c)	2,980	2,980,000
Maryland Industrial Development Financing Authority RB (Wexford Maryland Biopark 3 Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	35,000	35,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	2,110	2,110,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	1,660	1,660,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	2,100	2,100,000
Prince George’s County Maryland RB (Collington Episcopal Project) Series 2006A VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	80	80,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	33

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
University System of Maryland CP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.19%, 11/07/11 (c)	$1,680	$1,680,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	4,390	4,390,000

		92,970,000

Massachusetts – 1.0%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.23%, 5/28/12 (c)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Edgewood Retirement Project) Series 2000A VRDN (Bank of America N.A. LOC), 0.11%, 11/07/11 (c)	6,900	6,900,000
Massachusetts GO PUTTERS Series 2011-723 VRDN (Bank of America N.A. SBPA), 0.20%, 11/07/11 (a)(b)(c)	9,975	9,975,000
University of Massachusetts Building Authority RB Series 2011 VRDN 7 Month Window, 0.23%, 5/28/12 (c)	2,615	2,615,000

		21,490,000

Michigan – 9.2%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank N.A. Liquidity Facility), 0.39%, 11/07/11 (a)(b)(c)	8,000	8,000,000
Holt Public Schools GO Series 2002 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.29%, 11/07/11 (c)	29,770	29,770,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility), 0.29%, 11/07/11 (c)	16,585	16,585,000
Michigan Finance Authority RB (Student Aid Project) Series 2011C-2 TECP (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/20/12	39,700	40,232,073
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.23%, 5/28/12 (c)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN, 0.23%, 5/28/12 (c)	4,520	4,520,000
Michigan State University RB Series 2000-2001A VRDN (Northern Trust Co. SBPA), 0.10%, 11/07/11 (c)	100	100,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wurttemberg Girozentrale LOC), 0.29%, 11/07/11 (c)	88,015	88,015,000

		193,222,073

Minnesota – 1.3%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 12/01/11 (a)(c)	2,900	2,900,000
Minnesota GO Series 2004 MB, 5.00%, 8/01/12	2,000	2,071,130
University of Minnesota Series 2011 TECP, 0.18%, 12/02/11	22,600	22,600,000

		27,571,130

Municipal Bonds	Par (000)	Value

Mississippi – 0.7%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (BMO Harris Bank N.A. LOC), 0.15%, 11/07/11 (c)	$13,650	$13,650,000

Missouri – 0.1%
Missouri Health and Educational Facilities Authority RB PUTTERS Series 2011-3929 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	2,785	2,785,000

Multi-State – 0.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. Liquidity Facility), 0.23%, 11/07/11 (a)(b)(c)	9,300	9,300,000

Nebraska – 0.4%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.16%, 11/07/11 (a)(b)(c)	8,500	8,500,000

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.11%, 11/07/11 (c)	1,980	1,980,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC), 0.11%, 11/07/11 (c)	7,475	7,475,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	10,445	10,445,000

		19,900,000

New Jersey – 2.0%
Brigantine GO Series 2011 BAN, 1.00%, 8/02/12	12,770	12,818,683
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 11/07/11 (c)	4,465	4,465,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.09%, 11/07/11 (c)	9,600	9,600,000
Township of Brick GO Series 2011A BAN, 1.25%, 9/28/12	14,700	14,822,143

		41,705,826

New York – 8.7%
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	9,335	9,335,000
New York City Housing Development Corp. Multifamily Housing RB Series 2005-A VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.24%, 11/07/11 (c)	32,845	32,845,000
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility), 0.16%, 11/07/11 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority Series 2011 TECP, 0.20%, 11/02/11	10,600	10,600,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA), 0.11%, 11/02/11 (c)	$68,400	$68,400,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.10%, 11/07/11 (c)	4,600	4,600,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (c)	15,290	15,290,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	21,200	21,441,800
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	8,700	8,700,000

		181,211,800

North Carolina – 1.9%
Durham County GO Series 2010A MB, 2.00%, 11/01/11	2,135	2,135,000
Mecklenburg County GO Series 2009D VRDN, 0.24%, 5/28/12 (c)	3,410	3,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	6,780	6,780,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	3,900	3,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	2,665	2,665,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	1,900	1,900,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	3,900	3,900,000
Raleigh RB Series 2009 VRDN, 0.24%, 11/07/11 (c)	2,025	2,025,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	7,900	7,900,000

		40,365,000

Ohio – 2.9%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC), 0.10%, 11/01/11 (c)	1,550	1,550,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Franklin County RB (Ohio Health Corp. Project) Series 2011B Mandatory Put Bonds, 2.00%, 7/02/12 (c)	$13,205	$13,351,666
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.14%, 11/07/11 (c)	275	275,000
Hudson GO (Capital Facilities Project) Series 2011 BAN, 1.00%, 9/28/12	4,650	4,676,869
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	2,780	2,788,866
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.13%, 11/07/11 (c)	900	900,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	3,600	3,682,708
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	4,000	4,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	8,400	8,400,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 11/07/11 (c)	9,705	9,705,000
Willoughby GO Series 2011 BAN, 1.00%, 10/04/12	12,130	12,198,556

		61,528,665

Oregon – 0.2%
Oregon GO (Veterans Welfare Project) Series 2005 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.11%, 11/07/11 (c)	3,200	3,200,000

Pennsylvania – 6.0%
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.14%, 11/07/11 (a)(c)	22,195	22,195,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	9,800	9,800,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.18%, 11/07/11 (c)	31,890	31,890,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	10,900	10,900,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC), 0.24%, 11/07/11 (c)	31,600	31,600,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.12%, 11/07/11 (c)	4,960	4,960,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (c)	13,545	13,545,000

		124,890,000

Rhode Island – 0.3%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	6,250	6,319,802

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	35

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee – 1.6%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	$1,500	$1,500,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	6,000	6,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.23%, 5/28/12 (c)	14,900	14,900,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.35%, 11/07/11 (c)	5,920	5,920,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 11/07/11 (c)	6,000	6,000,000

		34,320,000

Texas – 5.9%
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	1,000	1,000,000
Dallas Area Rapid Transit Sales Tax RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	3,440	3,440,000
Dickinson Independent School District GO (School House Project) Series 2008A Mandatory Put Bonds (PSF-GTD Insurance, JPMorgan Chase Bank N.A. SBPA), 0.50%, 8/01/12 (c)	1,400	1,400,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility), 0.60%, 11/07/11 (a)(c)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	1,800	1,800,000
Harris County Cultural Education Facilities Finance Corp. RB (Young Men’s Christian Assoc. of the Greater Houston Area Project) Series 2008B VRDN (Bank of America N.A. LOC), 0.18%, 11/01/11 (c)	16,500	16,500,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B VRDN (JPMorgan Chase Bank N.A. SBPA, The Northern Trust Co. SBPA, Bank of America N.A. SBPA), 0.15%, 11/01/11 (c)	8,400	8,400,000
Harris County Health Facility Development Authority RB RBC Municipal Products, Inc. Trust Series 2011E-27 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.14%, 11/07/11 (a)(c)	10,000	10,000,000
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF-GTD Insurance), 0.14%, 11/07/11 (a)(b)(c)	4,950	4,950,000
Klein ISD GO (Schoolhouse Project) Series 2011 MB (PSF-GTD Insurance), 3.50%, 2/01/12	1,000	1,007,720
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.17%, 11/07/11 (a)(b)(c)	3,215	3,215,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.17%, 11/07/11 (a)(b)(c)	$3,195	$3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds (Chevron Corp. Guaranty), 0.23%, 2/15/12 (c)	15,700	15,700,000
North Texas Tollway Authority (First Tier Project) Series 2011A VRDN (Morgan Stanley Bank LOC), 0.15%, 11/07/11 (c)	3,200	3,200,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.15%, 11/07/11 (c)	1,500	1,500,000
Princeton Independent School District Municipal Trust Receipts Floaters GO Series 2003-41A VRDN (Societe Generale Liquidity Facility), 0.60%, 11/07/11 (a)(b)(c)	4,750	4,750,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(c)	7,650	7,650,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	2,245	2,245,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. SBPA), 0.15%, 11/01/11 (a)(b)(c)	20,000	20,000,000

		124,127,720

Vermont – 0.3%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC), 0.14%, 11/01/11 (c)	2,900	2,900,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.11%, 11/07/11 (c)	3,500	3,500,000

		6,400,000

Virginia – 0.9%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.15%, 11/07/11 (c)	385	385,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.26%, 5/28/12 (c)	2,000	2,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.14%, 11/01/11 (c)	15,500	15,500,000

		17,885,000

Washington – 0.3%
King RB Municipal Trust Receipts Floaters Series 2010-2C VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 11/07/11 (a)(b)(c)	1,500	1,500,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (concluded)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.23%, 11/01/11 (c)	$5,000	$5,000,000

		6,500,000

West Virginia – 1.7%
Jackson County RB (Recovery Zone Facility Project) Series 2010 VRDN (Credit Agricole CIB LOC), 0.24%, 11/07/11 (c)	35,000	35,000,000

Wisconsin – 5.7%
Wisconsin Economic Authority Series 2011 TECP:
0.23%, 12/01/11	43,000	43,000,000
0.22%, 12/15/11	10,500	10,500,000
Wisconsin Health & Educational Facilities Authority 2011 TECP (JPMorgan Chase Bank N.A. LOC), 0.22%, 12/05/11	5,000	5,000,000
Wisconsin TECP, 0.20%, 11/15/11	60,000	60,000,000

		118,500,000

Total Investments (Cost $2,078,931,589*) – 99.3%		2,078,931,589
Other Assets Less Liabilities – 0.7%		15,236,009

Net Assets – 100.0%		$2,094,167,598

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$2,078,931,589	–	$2,078,931,589

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	37

Schedule of Investments October 31, 2011	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California – 100.3%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.26%, 11/01/11 (a)	$7,000	$7,000,000
Anaheim Redevelopement Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. SBPA), 0.17%, 11/07/11 (a)(b)(c)	12,000	12,000,000
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC), 0.11%, 11/01/11 (a)	8,500	8,500,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, CalSTRS LOC), 0.11%, 11/01/11 (a)	6,100	6,100,000
California GO Municipal Trust Receipts Floaters Series 2003C-1 VRDN (Bank of America N.A. LOC), 0.16%, 11/07/11 (a)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.19%, 11/07/11 (a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.19%, 11/07/11 (a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Credit Agreement), 0.19%, 11/07/11 (a)(b)(c)	1,300	1,300,000
California GO Series 2003B-3 VRDN (CalSTRS LOC, JPMorgan Chase & Co. LOC, CalPERS LOC), 0.15%, 11/07/11 (a)	5,600	5,600,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC), 0.10%, 11/01/11 (a)	5,100	5,100,000
California GO Series 2005A-2-1 VRDN (Barclays Bank Plc LOC), 0.10%, 11/07/11 (a)	9,400	9,400,000
California GO Series 2005B-5 VRDN (Barclays Bank Plc LOC), 0.13%, 11/07/11 (a)	1,100	1,100,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 11/01/11 (a)	3,400	3,400,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 12/01/11 (a)(b)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 11/07/11 (a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corp. Bank Ltd. LOC), 0.10%, 11/01/11 (a)	4,335	4,335,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 11/01/11 (a)	8,500	8,500,000
California Municipal Finance Authority RB (Chevron USA, Inc. Recovery Zone Project) Series 2010 VRDN (Chevron USA Inc. Guaranty), 0.08%, 11/01/11 (a)	1,900	1,900,000
California RB Series 2011-A2 RAN, 2.00%, 6/26/12	5,000	5,051,966

Municipal Bonds	Par (000)	Value

California (continued)
California School Cash Reserve Program Authority RB Series 2011A TRAN, 2.00%, 3/01/12	$2,500	$2,513,352
California School Cash Reserve Program Authority RB Series 2011B TRAN, 2.00%, 6/01/12	4,100	4,136,050
California School Cash Reserve Program Authority RB Series 2011H TRAN, 2.00%, 2/01/12	1,300	1,304,522
California School Cash Reserve Program Authority RB Series 2011M TRAN, 2.50%, 12/30/11	1,600	1,604,622
California School Cash Reserve Program Authority RB Series 2011O TRAN, 2.50%, 1/31/12	1,000	1,004,195
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	1,400	1,405,524
California Statewide Communities Development Authority CP (Covenant Retirement Community Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.10%, 11/07/11 (a)	4,000	4,000,000
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.09%, 11/07/11 (a)	2,900	2,900,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility, JPMorgan Chase Bank N.A. LOC), 0.24%, 11/07/11 (a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Series 2007A VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.09%, 11/07/11 (a)	12,800	12,800,000
California Statewide Community Developement Authority RB Series 2011A-3 TRAN, 2.00%, 6/29/12	1,000	1,011,024
East Bay California Municipal Utility District Water System Series 2011 TECP:
0.22%, 11/04/11	6,500	6,500,000
0.25%, 1/06/12	4,500	4,500,000
0.28%, 1/11/12	7,700	7,700,000
East Bay Municipal Utilities District Water System Series 2011 TECP:
0.21%, 11/14/11	8,000	8,000,000
0.23%, 12/05/11	12,000	12,000,000
0.20%, 12/20/11	1,500	1,500,000
0.20%, 2/03/12	11,500	11,500,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.17%, 12/01/11 (a)	3,075	3,075,000
East Bay Municipal Utility District Water System RB Series 2009A-2 Mandatory Put Bonds, 0.17%, 3/01/12 (a)	3,740	3,740,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.16%, 2/01/12 (a)	3,905	3,905,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.14%, 11/07/11 (a)	1,150	1,150,000
Fontana Unified School District GO Series 2011 TRAN, 2.00%, 12/30/11	1,000	1,002,492
Fremont CP Series 2008 VRDN (U.S. Bank N.A. LOC), 0.12%, 11/07/11 (a)	1,000	1,000,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding, Inc. LOC), 0.19%, 11/07/11 (a)(b)(c)	$3,000	$3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.21%, 11/07/11 (a)(b)(c)	18,973	18,973,000
Hollister Elementary School District RB Series 2011 TRAN, 2.00%, 9/28/12	1,100	1,113,374
Irvine Improvement Board Act of 1915 (Assessment District No. 05-21 Project) Special Assessment Limited Obligation Series 2006A VRDN (US Bank N.A. LOC, CalSTRS LOC), 0.20%, 11/01/11 (a)	2,500	2,500,000
Irvine Ranch Water District RB Series 2011A-1 Mandatory Put Bonds, 0.27%, 4/02/12 (a)	1,300	1,300,000
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.18%, 4/02/12 (a)	1,700	1,700,000
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	2,000	2,027,543
Los Angeles County Schools COP Series 2011F-4 TRAN (GO of Participants), 2.00%, 2/01/12	2,785	2,792,820
Los Angeles Department of Water & Power RB Series 2001B-7 VRDN (Bank of America N.A. SBPA), 0.15%, 11/07/11 (a)	15,500	15,500,000
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-7 VRDN (US Bank N.A. SBPA), 0.08%, 11/07/11 (a)	1,000	1,000,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.60%, 11/07/11 (a)(b)	250	250,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.16%, 11/07/11 (a)(b)	10,000	10,000,000
Richmond GO Series 2011 TRAN, 2.00%, 10/31/12	1,300	1,318,642
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,044,095
San Francisco City & County Airports Commission RB Series 2008-37C VRDN (Union Bank N.A. LOC), 0.10%, 11/07/11 (a)	7,200	7,200,000
San Francisco County Transportation Authority Series 2011 TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.23%, 11/07/11	6,250	6,250,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 11/07/11 (a)	7,451	7,451,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (AGM Insurance, PB Capital Corp. Liquidity Facility), 0.17%, 11/07/11 (a)(b)(c)	4,130	4,130,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	3,000	3,025,668

Municipal Bonds	Par (000)	Value

California (concluded)
South San Francisco Unified School District GO Series 2011A BAN, 2.00%, 6/01/12	$1,000	$1,008,976
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	7,800	7,856,734

Total Investments (Cost $317,780,599*) – 100.3%		317,780,599
Liabilities in Excess of Other Assets – (0.3)%		(974,391)

Net Assets – 100.0%		$316,806,208

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$317,780,599	–	$317,780,599

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	39

Schedule of Investments October 31, 2011	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York – 96.9%
Beekmantown Central School District GO Series 2011 BAN, 1.25%, 7/06/12	$1,050	$1,053,175
City of New York GO Series 2008L-4 VRDN (U.S. Bank NA LOC), 0.08%, 11/01/11 (a)	900	900,000
Clarence Central School District GO Series 2011 BAN (State Aid Withholding Insurance), 1.25%, 6/14/12	750	753,223
Clinton GO Series 2011 BAN, 1.25%, 7/13/12	1,161	1,165,724
East Rockaway Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/27/12	380	381,852
Evans-Brant Central School District GO Series 2011 BAN, 1.25%, 6/29/12	910	913,269
Greece Central School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 12/29/11	915	915,910
Islip Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	3,270	3,287,077
Lipa TECP (JPMorgan Chase Bank N.A. LOC), 0.23%, 12/01/11	4,500	4,500,000
Lynbrook Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	960	964,583
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.11%, 11/07/11 (a)	1,400	1,400,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.13%, 11/07/11 (a)	2,300	2,300,000
Metropolitan Transportation Authority Series 2011 TECP (Barclays Bank Plc SBPA), 0.10%, 11/08/11	5,000	5,000,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/07/11 (a)	2,210	2,210,000
Mount Vernon GO Series 2011 BAN, 1.25%, 7/13/12	1,600	1,607,199
Mount Vernon GO Series 2011B BAN, 1.50%, 7/13/12	1,095	1,101,817
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.24%, 11/07/11 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.26%, 11/07/11 (a)	3,175	3,175,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.26%, 11/07/11 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 11/07/11 (a)	2,400	2,400,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.11%, 11/07/11 (a)	6,150	6,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	5,170	5,170,000
New York City Housing Development Corp. Multifamily Housing RB (Beekman Tower Project) Series 2008A VRDN (RBS Citizens N.A. LOC), 0.17%, 11/07/11 (a)	6,000	6,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2009H-2 Mandatory Put Bonds, 0.30%, 6/29/12 (a)	2,000	2,000,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/07/11 (a)	850	850,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products, Inc. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	$1,000	$1,000,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.09%, 11/01/11 (a)	2,200	2,200,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.07%, 11/01/11 (a)	5,400	5,400,000
New York City Municipal Water Finance Authority Series 2011 TECP: 0.20%, 11/02/11	1,705	1,705,000
0.20%, 11/04/11	1,500	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA), 0.13%, 11/01/11 (a)	3,180	3,180,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	5,400	5,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.10%, 11/01/11 (a)	7,400	7,400,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Morgan Stanley Bank LOC), 0.13%, 11/01/11 (a)	1,800	1,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 11/01/11 (a)	1,500	1,500,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.14%, 11/01/11 (a)	2,305	2,305,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.09%, 11/07/11 (a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.05%, 11/07/11 (a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.12%, 11/07/11 (a)	5,700	5,700,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.11%, 11/07/11 (a)	3,095	3,095,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	9,200	9,200,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.15%, 11/07/11 (a)	3,900	3,900,000
New York Mortgage Agency RB Series 2008-159 AMT VRDN (Bank of America N.A. SBPA), 0.16%, 11/07/11 (a)	6,700	6,700,000

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	$2,200	$2,225,092
North Syracuse Central School District GO Series 2011 RAN, 1.25%, 6/22/12	1,365	1,369,591
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	1,000	1,000,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 11/07/11 (a)	1,200	1,200,000
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/01/11 (a)	600	600,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA), 0.17%, 11/07/11 (a)	2,340	2,340,000
Triborough Bridge & Tunnel Authority RB Series 2005B-4 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.26%, 11/07/11 (a)	6,555	6,555,000
Wappingers Central School District GO Series 2011 BAN, 1.25%, 7/13/12	1,133	1,138,172
William Floyd Union Free School District GO Series 2011 TAN, 1.25%, 6/28/12	6,400	6,434,194

		150,365,878

Puerto Rico – 3.0%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.12%, 11/07/11 (a)	4,700	4,700,000

Total Investments (Cost $155,065,878*) – 99.9%		155,065,878
Other Assets Less Liabilities – 0.1%		171,192

Net Assets – 100.0%		$155,237,070

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$155,065,878	–	$155,065,878

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	41

Statements of Assets and Liabilities

October 31, 2011	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets

Investments at value[1]	$234,788,273	$6,161,366,222	$4,287,443,145	$41,487,769,449	$4,283,802,550
Repurchase agreements at value[2]	–	7,117,339,000	529,121,000	4,987,702,000	10,064,729,000
Cash	7,464	–	707,341	–	23,200,529
Interest receivable	190,737	4,464,375	1,076,935	13,640,020	7,969,874
Receivable from advisor	254	–	–	–	–
Prepaid expenses	27,494	80,908	110,840	432,745	105,845

Total assets	235,014,222	13,283,250,505	4,818,459,261	46,489,544,214	14,379,807,798

Liabilities

Bank overdraft	–	4,925,154	–	4,952,581	–
Investments purchased payable	9,999,860	–	–	–	99,968,656
Professional fees payable	32,162	114,359	72,064	346,489	99,010
Management fees payable	6,849	1,846,883	677,718	7,021,795	698,165
Income dividends payable	3,879	41,943	329,459	2,429,824	51,026
Custodian fees payable	2,900	138,860	77,678	508,538	118,988
Transfer agent fees payable	2,210	62,903	48,075	383,930	38,531
Printing fees payable	1,952	28,484	30,584	211,440	22,709
Officer’s and Trustees’ fees payable	282	16,639	19,820	112,610	11,505
Service and distribution fees payable	–	–	56,464	316,905	–
Other accrued expenses payable	3,666	15,583	98,618	83,285	42,482

Total liabilities	10,053,760	7,190,808	1,410,480	16,367,397	101,051,072

Net Assets	$224,960,462	$13,276,059,697	$4,817,048,781	$46,473,176,817	$14,278,756,726

Net Assets Consist of

Paid-in capital	$224,945,371	$13,275,673,874	$4,816,595,218	$46,469,158,890	$14,278,716,031
Accumulated net realized gain	15,091	385,823	453,563	4,017,927	40,695

Net Assets	$224,960,462	$13,276,059,697	$4,817,048,781	$46,473,176,817	$14,278,756,726

[1]Investments at cost	$234,788,273	$6,161,366,222	$4,287,443,145	$41,487,769,449	$4,283,802,550
[2]Repurchase agreements at cost	–	$7,117,339,000	$529,121,000	$4,987,702,000	$10,064,729,000

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Statements of Assets and Liabilities (continued)

October 31, 2011	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value

Institutional
Net assets	$207,357,401	$12,617,763,450	$4,139,893,167	$41,826,559,789	$12,586,526,905

Shares outstanding[3]	207,340,604	12,617,460,712	4,139,470,923	41,823,080,782	12,586,489,732

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$16,579,091	$494,151,342	$677,155,614	$1,787,058,562	$497,029,188

Shares outstanding[3]	16,581,426	494,083,812	677,124,295	1,786,927,635	497,027,762

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	$165,866	$11,719,991	–	$270,280,291	$1,030,126,399

Shares outstanding[3]	165,830	11,719,115	–	270,091,206	1,030,124,760

Net asset value	$1.00	$1.00	–	$1.00	$1.00

Cash Reserve
Net assets	–	$1,693,348	–	$16,694,853	–

Shares outstanding[3]	–	1,693,476	–	16,693,541	–

Net asset value	–	$1.00	–	$1.00	–

Administration
Net assets	$858,104	$17,543,026	–	$1,953,551,480	$32,718,084

Shares outstanding[3]	858,133	17,533,110	–	1,953,378,690	32,717,997

Net asset value	$1.00	$1.00	–	$1.00	$1.00

Select
Net assets	–	$107,781,064	–	$586,363,024	$132,339,458

Shares outstanding[3]	–	107,775,666	–	586,320,964	132,339,088

Net asset value	–	$1.00	–	$1.00	$1.00

Private Client
Net assets	–	$24,454,484	–	$12,657,983	–

Shares outstanding[3]	–	24,456,492	–	12,656,885	–

Net asset value	–	$1.00	–	$1.00	–

Premier
Net assets	–	$952,992	–	$20,010,835	$16,692

Shares outstanding[3]	–	951,490	–	20,009,187	16,692

Net asset value	–	$1.00	–	$1.00	$1.00

3 Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	43

Statements of Assets and Liabilities (continued)

October 31, 2011	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets

Investments at value[1]	$5,706,379,730	$399,885,314	$2,078,931,589	$317,780,599	$155,065,878
Cash	65,901,207	220,982	10,657,326	30,122	85,648
Interest receivable	2,687,863	351,662	1,669,784	371,905	118,778
Investments sold receivable	–	–	5,245,000	–	–
Prepaid expenses	53,782	37,695	77,230	23,293	13,996

Total assets	5,775,022,582	400,495,653	2,096,580,929	318,205,919	155,284,300

Liabilities

Investments purchased payable	617,777,580	–	1,916,727	1,318,642	–
Management fees payable	105,996	62,711	355,393	21,717	641
Professional fees payable	58,511	34,924	49,710	34,547	33,084
Transfer agent fees payable	14,869	5,635	24,134	5,086	2,645
Custodian fees payable	14,226	6,846	23,632	5,588	4,256
Printing fees payable	7,751	1,258	5,957	3,523	956
Officer’s and Trustees’ fees payable	3,072	1,372	5,045	804	577
Income dividends payable	99	7,791	16,410	2,274	1,137
Service and distribution fees payable	–	2,104	8,421	17	854
Other accrued expenses payable	22,263	7,744	7,902	7,513	3,080

Total liabilities	618,004,367	130,385	2,413,331	1,399,711	47,230

Net Assets	$5,157,018,215	$400,365,268	$2,094,167,598	$316,806,208	$155,237,070

Net Assets Consist of

Paid-in capital	$5,156,835,002	$400,354,034	$2,094,160,768	$316,806,208	$155,232,990
Undistributed net investment income	–	10,033	2,306	–	–
Accumulated net realized gain	183,213	1,201	4,524	–	4,080

Net Assets	$5,157,018,215	$400,365,268	$2,094,167,598	$316,806,208	$155,237,070

[1]Investments at cost.	$5,706,379,730	$399,885,314	$2,078,931,589	$317,780,599	$155,065,878

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Statements of Assets and Liabilities (concluded)

October 31, 2011	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value

Institutional
Net assets	$4,836,238,661	$324,026,784	$1,479,126,172	$284,520,833	$125,868,986

Shares outstanding[2]	4,836,117,379	323,998,210	1,478,975,882	284,519,824	125,817,523

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$160,528,530	$76,338,484	$134,835,076	$7,631,205	–

Shares outstanding[2]	160,496,647	76,307,488	134,842,530	7,631,181	–

Net asset value	$1.00	$1.00	$1.00	$1.00	–

Cash Management
Net assets	$7,792,138	–	$1,384,074	$2,789	$5,171,247

Shares outstanding[2]	7,779,010	–	1,383,732	2,789	5,170,190

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Administration
Net assets	$152,458,886	–	$442,809,846	$1,322,014	$11,153,188

Shares outstanding[2]	152,441,966	–	442,767,794	1,322,010	11,150,073

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Select
Net assets	–	–	$18,856,873	$16,534,585	$10,281,114

Shares outstanding[2]	–	–	18,854,716	16,534,531	10,278,556

Net asset value	–	–	$1.00	$1.00	$1.00

Private Client
Net assets	–	–	$2,129,662	$5,008,895	$2,498,817

Shares outstanding[2]	–	–	2,129,512	5,008,879	2,498,263

Net asset value	–	–	$1.00	$1.00	$1.00

Premier
Net assets	–	–	$15,025,895	$1,785,887	$263,718

Shares outstanding[2]	–	–	15,026,019	1,785,881	263,660

Net asset value	–	–	$1.00	$1.00	$1.00

2 Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	45

Statements of Operations

Year Ended October 31, 2011	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income

Interest	$296,550	$23,332,680	$24,289,901	$186,361,859	$9,833,377
Interest – affiliated	–	38,678	–	138,041	–

Total investment income	296,550	23,371,358	24,289,901	186,499,900	9,833,377

Expenses

Management	531,964	25,040,055	17,956,568	109,640,157	17,419,782
Service and distribution – class specific	42,815	2,599,945	1,788,800	17,515,070	5,322,114
Registration	36,332	77,305	58,409	90,852	69,958
Professional	32,545	90,174	72,064	281,627	90,264
Transfer agent	15,617	462,387	275,665	2,188,804	247,508
Printing	7,870	54,400	51,489	337,411	33,226
Custodian	8,392	338,146	205,325	1,372,939	214,803
Officer and Trustees	3,811	142,967	91,772	655,151	103,117
Miscellaneous	18,570	228,482	152,832	949,632	129,310

Total expenses	697,916	29,033,861	20,652,924	133,031,643	23,630,082
Less management fees waived	(363,256)	(5,471,808)	(4,974,086)	(4,488,369)	(9,092,387)
Less service and distribution fees waived – class specific	(42,744)	(2,481,992)	(870,842)	(11,775,152)	(5,295,876)
Less fees paid indirectly	(952)	(4,618)	(2,416)	(15,498)	(2,994)

Total expenses after fees waived and paid indirectly	290,964	21,075,443	14,805,580	116,752,624	9,238,825

Net investment income	5,586	2,295,915	9,484,321	69,747,276	594,552

Realized Gain

Net realized gain from Investments	18,760	627,831	317,413	3,137,352	102,043

Net Increase in Net Assets Resulting from Operations	$24,346	$2,923,746	$9,801,734	$72,884,628	$696,595

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Statements of Operations (concluded)

Year Ended October 31, 2011	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income

Interest	$3,405,699	$1,976,872	$8,637,063	$1,046,966	$527,205

Expenses

Management	8,803,161	2,136,049	8,930,160	1,391,131	802,919
Service and distribution – class specific	657,435	221,718	1,051,391	179,170	168,269
Transfer agent	135,723	30,983	137,703	34,381	18,660
Custodian	78,725	25,462	76,480	12,967	7,810
Professional	57,611	34,570	45,564	50,650	49,072
Officer and Trustees	41,559	7,680	31,030	5,873	4,510
Registration	38,718	57,072	87,698	23,383	16,117
Printing	21,727	7,556	16,883	8,948	7,440
Miscellaneous	74,962	27,581	75,324	17,948	14,036

Total expenses	9,909,621	2,548,671	10,452,233	1,724,451	1,088,833
Less management fees waived	(5,835,135)	(1,117,898)	(3,543,310)	(843,393)	(517,467)
Less service and distribution fees waived – class specific	(657,435)	(109,687)	(590,389)	(153,850)	(149,066)
Less fees paid indirectly	(12,598)	(1,578)	(6,403)	(982)	(501)

Total expenses after fees waived and paid indirectly	3,404,453	1,319,508	6,312,131	726,226	421,799

Net investment income	1,246	657,364	2,324,932	320,740	105,406

Realized Gain

Net realized gain from investments	182,628	1,201	46,723	–	4,080

Net Increase in Net Assets Resulting from Operations	$183,874	$658,565	$2,371,655	$320,740	$109,486

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	47

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$5,586	$28,105	$2,295,915	$8,282,454
Net realized gain	18,760	25,267	627,831	315,892

Net increase in net assets resulting from operations	24,346	53,372	2,923,746	8,598,346

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(5,154)	(28,105)	(2,277,816)	(8,281,570)
Dollar	(377)	–	(13,082)	(259)
Cash Management	(28)	–	(345)	(6)
Cash Reserve	–	–	(63)	(1)
Administration	(27)	–	(628)	(227)
Select	–	–	(3,625)	(57)
Private Client	–	–	(688)	(12)
Premier	–	–	(91)	(15)
Net realized gain:
Institutional	(21,501)	(128,354)	(964,746)	(712,022)
Dollar	(1,819)	(7,598)	(38,501)	(36,759)
Cash Management	(87)	(7)	(908)	(1,190)
Cash Reserve	–	–	(152)	(182)
Administration	(56)	(66)	(2,098)	(4,148)
Select	–	–	(8,667)	(8,918)
Private Client	–	–	(1,786)	(1,868)
Premier	–	–	(197)	(3,713)

Decrease in net assets resulting from dividends and distributions to shareholders	(29,049)	(164,130)	(3,313,393)	(9,050,947)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(16,121,961)	(153,622,170)	(672,073,012)	(1,218,340,226)

Net Assets

Total increase (decrease) in net assets	(16,126,664)	(153,732,928)	(672,462,659)	(1,218,792,827)
Beginning of year	241,087,126	394,820,054	13,948,522,356	15,167,315,183

End of year	$224,960,462	$241,087,126	$13,276,059,697	$13,948,522,356

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

TempCash		TempFund		T-Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2011	2010	2011	2010	2011	2010

$9,484,321	$11,934,740	$69,747,276	$96,951,160	$594,552	$1,047,228
317,413	515,285	3,137,352	2,532,383	102,043	151,139

9,801,734	12,450,025	72,884,628	99,483,543	696,595	1,198,367

(9,454,086)	(11,898,598)	(69,064,890)	(95,805,188)	(539,301)	(1,020,515)
(21,946)	(10,866)	(49,153)	(725)	(22,376)	(10,701)
–	–	(40,234)	–	(24,173)	(6,141)
–	–	(509)	–	–	–
(5,175)	(23,631)	(590,221)	(1,132,155)	(1,772)	(1,095)
–	–	(188)	(3)	(7,678)	(6,261)
–	–	(5)	–	–	–
–	–	(8)	(7)	(174)	(2,515)

(421,753)	(162,847)	(1,591,325)	(380,205)	(220,148)	(516,487)
(43,242)	(17,389)	(55,401)	(16,155)	(12,513)	(26,948)
–	–	(13,857)	(4,233)	(27,213)	(25,293)
–	–	(734)	(214)	–	–
(688)	(635)	(59,596)	(10,781)	(1,150)	(2,829)
–	–	(17,191)	(4,286)	(6,558)	(18,055)
–	–	(469)	(159)	–	–
–	–	(866)	(788)	(40)	(7,032)

(9,946,890)	(12,113,966)	(71,484,647)	(97,354,899)	(863,096)	(1,643,872)

(3,712,277,135)	606,943,678	(22,669,752,513)	2,618,854,312	7,749,317,958	(409,152,730)

(3,712,422,291)	607,279,737	(22,668,352,532)	2,620,982,956	7,749,151,457	(409,598,235)
8,529,471,072	7,922,191,335	69,141,529,349	66,520,546,393	6,529,605,269	6,939,203,504

$4,817,048,781	$8,529,471,072	$46,473,176,817	$69,141,529,349	$14,278,756,726	$6,529,605,269

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	49

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$1,246	$442	$657,364	$1,574,382
Net realized gain	182,628	158,882	1,201	22,932

Net increase in net assets resulting from operations	183,874	159,324	658,565	1,597,314

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(1,141)	–	(656,848)	(1,574,195)
Dollar	(50)	(286)	(516)	(187)
Cash Management	(4)	(42)	–	–
Administration	(51)	(114)	–	–
Select	–	–	–	–
Private Client	–	–	–	–
Premier	–	–	–	–
Net realized gain:
Institutional	(106,506)	(381,673)	(3,018)	–
Dollar	(7,330)	(17,285)	(530)	–
Cash Management	(952)	(3,809)	–	–
Administration	(3,518)	(11,496)	–	–
Select	–	–	–	–
Private Client	–	–	–	–
Premier	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(119,552)	(414,705)	(660,912)	(1,574,382)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	1,910,250,089	(1,270,888,696)	(422,883,049)	(193,308,688)

Net Assets

Total increase (decrease) in net assets	1,910,314,411	(1,271,144,077)	(422,885,396)	(193,285,756)
Beginning of year	3,246,703,804	4,517,847,881	823,250,664	1,016,536,420

End of year	$5,157,018,215	$3,246,703,804	$400,365,268	$823,250,664

Undistributed net investment income	–	–	$10,033	$10,033

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

MuniFund		California Money Fund		New York Money Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2011	2010	2011	2010	2011	2010

$2,324,932	$4,961,993	$320,740	$625,623	$105,406	$295,255
46,723	40,957	–	29,696	4,080	13,000

2,371,655	5,002,950	320,740	655,319	109,486	308,255

(2,239,140)	(4,782,153)	(319,335)	(624,011)	(104,411)	(292,141)
(1,853)	(45)	(182)	(7)	–	–
(33)	(19)	–	–	(116)	–
(83,434)	(179,733)	(691)	(1,596)	(658)	(3,109)
(313)	(10)	(355)	(7)	(166)	(2)
(41)	(1)	(129)	(1)	(50)	(3)
(118)	(32)	(48)	(1)	(5)	–

–	–	(405,803)	(3,537)	(432,372)	(1,759)
–	–	(10,135)	(157)	(30)	(6)
–	–	(3)	–	(15,435)	(52)
–	–	(1,965)	(25)	(35,024)	(63)
–	–	(21,905)	(306)	(21,300)	(17)
–	–	(6,315)	(40)	(8,063)	(33)
–	–	(2,334)	(49)	(861)	(12)

(2,324,932)	(4,961,993)	(769,200)	(629,737)	(618,491)	(297,197)

(1,128,324,866)	(2,241,360,768)	(4,873,948)	(210,476,801)	(80,504,025)	(158,433,322)

(1,128,278,143)	(2,241,319,811)	(5,322,408)	(210,451,219)	(81,013,030)	(158,422,264)
3,222,445,741	5,463,765,552	322,128,616	532,579,835	236,250,100	394,672,364

$2,094,167,598	$3,222,445,741	$316,806,208	$322,128,616	$155,237,070	$236,250,100

$2,306	$2,306	–	–	–	–

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	51

Financial Highlights	Federal Trust Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0043	0.0283	0.0503	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	–	–	0.0001	0.0003	0.0002	–	–
Net increase from investment operations	0.0001	0.0004	0.0045	0.0283	0.0503	0.0001	0.0003	0.0028	0.0258	0.0478
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0043)	(0.0283)	(0.0503)	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	–	–	(0.0001)	(0.0003)	(0.0002)	–	–
Total dividends and distributions	(0.0001)	(0.0004)	(0.0045)	(0.0283)	(0.0503)	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.05%	0.45%	2.86%	5.15%	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.33%	0.32%	0.33%	0.30%	0.32%	0.58%	0.57%	0.58%	0.56%	0.57%
Total expenses after fees waived and paid indirectly	0.15%	0.18%	0.23%	0.20%	0.20%	0.14%	0.19%	0.43%	0.45%	0.45%
Net investment income	0.00%	0.01%	0.47%	2.88%	5.02%	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$207,357	$217,013	$374,728	$314,886	$331,909	$16,579	$23,316	$19,993	$168,573	$43,013

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (concluded)	Federal Trust Fund

	Cash Management		Administration
		Period			Period	Period	Period
		September 24,	Year		April 24,	November 1,	June 1,
	Year	2010[2]	Ended		2009[3]	2007	2007[2]
	Ended	to	October 31,		to	to	to
	October 31,	October 31,			October 31,	August 12,	October 31,
	2011	2010	2011	2010	2009	2008[3]	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0000	0.0000	0.0002	0.0232	0.0201
Net realized gain	0.0001	–	0.0001	0.0003	0.0002	–	–
Net increase in investment operations	0.0001	0.0000	0.0001	0.0003	0.0004	0.0232	0.0201
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0001)	–	(0.0001)	(0.0003)	(0.0002)	–	–
Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0003)	(0.0004)	(0.0232)	(0.0201)
Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%[4]	0.01%	0.03%	0.03%[4]	2.34%[4]	2.01%[4]

Ratios to Average Net Assets
Total expenses	0.83%	0.97%[5]	0.43%	0.42%	0.43%[5]	0.39%[5]	0.40%[5]
Total expenses after fees waived and paid indirectly	0.14%	0.24%[5]	0.13%	0.21%	0.25%[5]	0.30%[5]	0.30%[5]
Net investment income	0.00%	0.00%[5]	0.00%	0.00%	0.00%[5]	3.15%[5]	4.88%[5]

Supplemental Data
Net assets, end of period (000)	$ 166	$ 250	$858	$508	$ 99	–	$ 33,680

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Commencement of operations.

3 There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

4 Aggregate total investment return.

5 Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	53

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002	0.0006	0.0042	0.0289	0.0507
Net realized gain	0.0001	0.0001	–	–	–
Net increase from investment operations	0.0003	0.0007	0.0042	0.0289	0.0507
Dividends and distributions from:
Net investment income	(0.0002)	(0.0006)	(0.0042)	(0.0289)	(0.0507)
Net realized gain	(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0003)	(0.0007)	(0.0042)	(0.0289)	(0.0507)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.07%	0.42%	2.93%	5.19%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.23%	0.22%	0.27%
Total expenses after fees waived and paid indirectly	0.17%	0.20%	0.22%	0.20%	0.20%
Net investment income	0.02%	0.07%	0.39%	2.74%	5.04%

Supplemental Data
Net assets, end of year (000)	$12,617,763	$13,129,908	$13,937,909	$10,300,496	$4,583,892

	Dollar					Cash Management
									Period
	Year Ended October 31,					Year Ended October 31,			August 12, 2008[2]
									to
	2011	2010	2009	2008	2007	2011	2010	2009	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0022	0.0264	0.0482	0.0000	0.0000	0.0012	0.0032
Net realized gain	0.0001	0.0001	–	–	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0022	0.0264	0.0482	0.0001	0.0001	0.0012	0.0032
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0264)	(0.0482)	(0.0000)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	(0.0001)	(0.0001)	–	–	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0022)	(0.0264)	(0.0482)	(0.0001)	(0.0001)	(0.0012)	(0.0032)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.22%	2.68%	4.93%	0.01%	0.01%	0.12%	0.32%[3]

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.48%	0.48%	0.52%	0.72%	0.71%	0.73%	0.72%[4]
Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.43%	0.45%	0.45%	0.19%	0.26%	0.51%	0.69%[4]
Net investment income	0.00%	0.00%	0.23%	2.50%	4.83%	0.00%	0.00%	0.12%	1.45%[4]

Supplemental Data
Net assets, end of period (000)	$494,151	$590,682	$778,298	$1,148,784	$683,594	$11,720	$13,630	$26,633	$ 25,057

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (continued)	FedFund

	Cash Reserve
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0016	0.0250	0.0467
Net realized gain	0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001	0.0001	0.0016	0.0250	0.0467
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0016)	(0.0250)	(0.0467)
Net realized gain	(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0016)	(0.0250)	(0.0467)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.16%	2.52%	4.78%

Ratios to Average Net Assets
Total expenses	0.62%	0.61%	0.63%	0.63%	0.66%
Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.48%	0.60%	0.60%
Net investment income	0.00%	0.00%	0.16%	2.18%	4.61%

Supplemental Data
Net assets, end of year (000)	$1,693	$2,244	$4,046	$4,336	$1,183

	Administration					Select
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0032	0.0280	0.0497	0.0000	0.0000	0.0007	0.0209	0.0427
Net realized gain	0.0001	0.0001	–	–	–	0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001	0.0001	0.0032	0.0280	0.0497	0.0001	0.0001	0.0007	0.0209	0.0427
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0032)	(0.0280)	(0.0497)	(0.0000)	(0.0000)	(0.0007)	(0.0209)	(0.0427)
Net realized gain	(0.0001)	(0.0001)	–	–	–	(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0280)	(0.0497)	(0.0001)	(0.0001)	(0.0007)	(0.0209)	(0.0427)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.32%	2.83%	5.09%	0.01%	0.01%	0.07%	2.11%	4.36%

Ratios to Average Net Assets
Total expenses	0.32%	0.31%	0.33%	0.32%	0.38%	1.07%	1.06%	1.08%	1.07%	1.12%
Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.32%	0.30%	0.30%	0.19%	0.26%	0.56%	1.00%	1.00%
Net investment income	0.00%	0.00%	0.34%	2.51%	4.97%	0.00%	0.00%	0.06%	2.03%	4.24%

Supplemental Data
Net assets, end of year (000)	$17,543	$47,616	$111,129	$134,241	$41,411	$107,781	$130,268	$181,556	$166,590	$98,752

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Commencement of operations.

3 Aggregate total investment return.

4 Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	55

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	1.07%	1.06%	1.08%	1.07%	1.12%
Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.55%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.18%	2.59%	4.58%

Supplemental Data
Net assets, end of year (000)	$24,454	$25,918	$41,179	$102,147	$768,612

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	0.82%	0.81%	0.83%	0.82%	0.87%
Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.53%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.11%	2.47%	4.60%

Supplemental Data
Net assets, end of year (000)	$953	$8,256	$86,563	$91,990	$93,867

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0013	0.0019	0.0090	0.0336	0.0521
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0014	0.0019	0.0090	0.0336	0.0521
Dividends and distributions from:
Net investment income	(0.0013)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0014)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%	0.19%	0.90%	3.42%	5.34%

Ratios to Average Net Assets
Total expenses	0.24%	0.25%	0.27%	0.22%	0.24%
Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.21%	0.18%	0.18%
Net investment income	0.14%	0.19%	0.85%	3.46%	5.22%

Supplemental Data
Net assets, end of year (000)	$4,139,893	$7,833,532	$6,992,221	$6,073,793	$11,420,516

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%
Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%
Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	57

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0012	0.0016	0.0086	0.0338	0.0521
Dividends from net investment income	(0.0012)	(0.0016)	(0.0086)	(0.0338)	(0.0521)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.16%	0.87%	3.43%	5.33%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.21%	0.19%	0.20%
Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.21%	0.18%	0.18%
Net investment income	0.12%	0.16%	0.83%	3.33%	5.22%

Supplemental Data
Net assets, end of year (000)	$41,826,560	$64,366,170	$58,792,099	$43,874,587	$50,720,755

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0000	0.0062	0.0313	0.0496
Dividends from net investment income	(0.0001)	(0.0000)	(0.0062)	(0.0313)	(0.0496)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.62%	3.18%	5.07%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%	0.44%	0.45%
Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.45%	0.43%	0.43%
Net investment income	0.00%	0.00%	0.68%	3.14%	4.95%

Supplemental Data
Net assets, end of year (000)	$1,787,059	$1,820,807	$3,788,512	$6,546,254	$6,310,899

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0045	0.0288	0.0471
Dividends from net investment income	(0.0001)	(0.0000)	(0.0045)	(0.0288)	(0.0471)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.45%	2.92%	4.81%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.71%	0.69%	0.70%
Total expenses after fees waived and paid indirectly	0.28%	0.35%	0.62%	0.68%	0.68%
Net investment income	0.00%	0.00%	0.48%	2.77%	4.71%

Supplemental Data
Net assets, end of year (000)	$270,280	$613,283	$835,930	$1,155,402	$724,122

	Cash Reserve
	Year Ended October 31,
	2011	2010	2009	2008	2007

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0051	0.0298	0.0481
Dividends from net investment income	(0.0001)	(0.0000)	(0.0051)	(0.0298)	(0.0481)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.51%	3.02%	4.92%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.61%	0.59%	0.60%
Total expenses after fees waived and paid indirectly	0.31%	0.34%	0.54%	0.58%	0.58%
Net investment income	0.00%	0.00%	0.45%	3.09%	4.80%

Supplemental Data
Net assets, end of year (000)	$16,695	$33,627	$16,312	$10,398	$12,090

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	59

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0003	0.0006	0.0076	0.0328	0.0511
Dividends from net investment income	(0.0003)	(0.0006)	(0.0076)	(0.0328)	(0.0511)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%	0.06%	0.76%	3.33%	5.23%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.31%	0.29%	0.30%
Total expenses after fees waived and paid indirectly	0.27%	0.28%	0.31%	0.28%	0.28%
Net investment income	0.03%	0.06%	0.75%	3.25%	5.11%

Supplemental Data
Net assets, end of year (000)	$1,953,551	$1,681,583	$2,007,285	$2,079,257	$1,842,566

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007

Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0031	0.0256	0.0439
Dividends from net investment income	(0.0000)	(0.0000)	(0.0031)	(0.0256)	(0.0439)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.31%	2.59%	4.48%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%	1.04%	1.05%
Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.77%	1.00%	1.00%
Net investment income	0.00%	0.00%	0.32%	2.56%	4.39%

Supplemental Data
Net assets, end of year (000)	$586,363	$563,559	$829,031	$922,457	$888,584

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.07%	1.04%	1.05%
Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.66%	0.68%	0.65%
Net investment income	0.00%	0.00%	0.65%	3.03%	4.73%

Supplemental Data
Net assets, end of year (000)	$12,658	$19,942	$30,502	$148,322	$1,566,346

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.81%	0.79%	0.80%
Total expenses after fees waived and paid indirectly	0.31%	0.32%	0.64%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.50%	2.99%	4.73%

Supplemental Data
Net assets, end of year (000)	$20,011	$42,558	$220,876	$338,821	$509,731

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	61

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0001	0.0012	0.0224	0.0493
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0002	0.0013	0.0224	0.0493
Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0012)	(0.0224)	(0.0493)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0002)	(0.0013)	(0.0224)	(0.0493)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.02%	0.13%	2.26%	5.05%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.25%	0.22%	0.25%
Total expenses after fees waived and paid indirectly	0.11%	0.18%	0.23%	0.21%	0.20%
Net investment income	0.01%	0.02%	0.17%	2.01%	4.88%

Supplemental Data
Net assets, end of year (000)	$12,586,527	$5,571,099	$5,753,138	$18,422,915	$6,280,213

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0002	0.0199	0.0468
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0003	0.0199	0.0468
Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0002)	(0.0199)	(0.0468)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0199)	(0.0468)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.03%	2.00%	4.79%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.50%	0.47%	0.51%
Total expenses after fees waived and paid indirectly	0.12%	0.20%	0.36%	0.45%	0.45%
Net investment income	0.01%	0.00%	0.04%	2.13%	4.69%

Supplemental Data
Net assets, end of year (000)	$497,029	$406,682	$339,493	$973,576	$775,904

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0001	0.0174	0.0443
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0002	0.0174	0.0443
Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0001)	(0.0174)	(0.0443)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0174)	(0.0443)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.02%	1.75%	4.53%

Ratios to Average Net Assets
Total expenses	0.72%	0.72%	0.74%	0.72%	0.75%
Total expenses after fees waived and paid indirectly	0.13%	0.20%	0.34%	0.70%	0.70%
Net investment income	0.00%	0.00%	0.01%	1.78%	4.42%

Supplemental Data
Net assets, end of year (000)	$1,030,126	$254,091	$470,609	$543,153	$552,059

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0005	0.0214	0.0484
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0006	0.0214	0.0484
Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0005)	(0.0214)	(0.0484)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0006)	(0.0214)	(0.0484)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.06%	2.16%	4.94%

Ratios to Average Net Assets
Total expenses	0.32%	0.32%	0.34%	0.31%	0.35%
Total expenses after fees waived and paid indirectly	0.13%	0.20%	0.29%	0.29%	0.30%
Net investment income	0.01%	0.01%	0.06%	2.30%	4.77%

Supplemental Data
Net assets, end of year (000)	$32,718	$35,370	$38,571	$44,215	$83,990

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	63

Financial Highlights (concluded)	T-Fund

	Select
				Period
	Year Ended October 31,			February 28, 2008[1] to October 31, 2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0003	0.0061
Net realized gain	–	0.0001	0.0001	–
Net increase from investment operations	0.0001	0.0001	0.0004	0.0061
Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0003)	(0.0061)
Net realized gain	–	(0.0001)	(0.0001)	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0004)	(0.0061)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.01%	0.04%	0.61%	[3]

Ratios to Average Net Assets
Total expenses	1.07%	1.07%	1.10%	1.07%	[4]
Total expenses after fees waived and paid indirectly	0.13%	0.19%	0.32%	0.91%	[4]
Net investment income	0.00%	0.00%	0.03%	0.66%	[4]

Supplemental Data
Net assets, end of period (000)	$132,339	$261,679	$233,098	$218,773

	Premier
					Period
	Year Ended October 31,				October 9, 2007[1] to October 31, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0003	0.0176	0.0025
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0004	0.0176	0.0025
Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0003)	(0.0176)	(0.0025)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0004)	(0.0176)	(0.0025)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.01%	0.04%	1.77%	0.24%	[3]

Ratios to Average Net Assets
Total expenses	0.82%	0.82%	0.85%	0.82%	0.84%	[4]
Total expenses after fees waived and paid indirectly	0.07%	0.18%	0.33%	0.68%	0.68%	[4]
Net investment income	0.01%	0.00%	0.05%	1.43%	4.14%	[4]

Supplemental Data
Net assets, end of period (000)	$17	$684	$104,295	$189,222	$1

1 Commencement of operations.

2 Where applicable, total investment returns include the reinvestment of dividends and distributions.

3 Aggregate total investment return.

4 Annualized.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0009	0.0199	0.0458
Net realized gain	–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000	0.0001	0.0011	0.0199	0.0458
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0199)	(0.0458)
Net realized gain	–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)	(0.0001)	(0.0011)	(0.0199)	(0.0458)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.11%	2.01%	4.68%

Ratios to Average Net Assets
Total expenses	0.24%	0.25%	0.26%	0.24%	0.29%
Total expenses after fees waived and paid indirectly	0.09%	0.13%	0.23%	0.20%	0.20%
Net investment income	0.00%	0.00%	0.13%	1.73%	4.38%

Supplemental Data
Net assets, end of year (000)	$4,836,239	$2,879,900	$4,229,992	$6,669,302	$2,370,308

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%
Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%
Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	65

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0149	0.0408
Net realized gain	–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000	0.0001	0.0003	0.0149	0.0408
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0149)	(0.0408)
Net realized gain	–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0149)	(0.0408)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.03%	1.50%	4.16%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%	0.76%	0.73%	0.80%
Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.35%	0.70%	0.70%
Net investment income	0.00%	0.01%	0.01%	1.34%	4.10%

Supplemental Data
Net assets, end of year (000)	$7,792	$33,187	$42,613	$109,531	$54,373

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0005	0.0189	0.0448
Net realized gain	–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000	0.0001	0.0007	0.0189	0.0448
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0189)	(0.0448)
Net realized gain	–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)	(0.0001)	(0.0007)	(0.0189)	(0.0448)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.08%	1.90%	4.57%

Ratios to Average Net Assets
Total expenses	0.34%	0.35%	0.36%	0.34%	0.40%
Total expenses after fees waived and paid indirectly	0.08%	0.14%	0.27%	0.30%	0.30%
Net investment income	0.00%	0.00%	0.08%	1.79%	4.49%

Supplemental Data
Net assets, end of year (000)	$152,459	$112,779	$137,760	$234,311	$96,955

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0012	0.0018	0.0076	0.0266	0.0353
Dividends from net investment income	(0.0012)	(0.0018)	(0.0076)	(0.0266)	(0.0353)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.18%	0.76%	2.68%	3.59%

Ratios to Average Net Assets
Total expenses	0.38%	0.37%	0.42%	0.38%	0.36%
Total expenses after fees waived and paid indirectly	0.20%	0.20%	0.24%	0.17%	0.20%
Net investment income	0.13%	0.18%	0.70%	2.72%	3.54%

Supplemental Data
Net assets, end of year (000)	$324,027	$736,547	$881,869	$459,835	$919,878

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%
Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%
Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	67

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0009	0.0013	0.0063	0.0254	0.0349
Dividends from net investment income	(0.0009)	(0.0013)	(0.0063)	(0.0254)	(0.0349)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.14%	0.63%	2.56%	3.55%

Ratios to Average Net Assets
Total expenses	0.31%	0.28%	0.30%	0.29%	0.33%
Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.23%	0.20%	0.20%
Net investment income	0.09%	0.13%	0.57%	2.46%	3.49%

Supplemental Data
Net assets, end of year (000)	$1,479,126	$2,584,701	$4,233,114	$2,834,406	$2,316,504

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0039	0.0229	0.0324
Dividends from net investment income	(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.39%	2.30%	3.29%

Ratios to Average Net Assets
Total expenses	0.56%	0.53%	0.55%	0.54%	0.58%
Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.47%	0.45%	0.45%
Net investment income	0.00%	0.00%	0.38%	2.21%	3.23%

Supplemental Data
Net assets, end of year (000)	$134,835	$103,206	$188,188	$135,168	$147,606

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0022	0.0204	0.0299
Dividends from net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0204)	(0.0299)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.22%	2.05%	3.03%

Ratios to Average Net Assets
Total expenses	0.81%	0.78%	0.81%	0.79%	0.83%
Total expenses after fees waived and paid indirectly	0.30%	0.33%	0.66%	0.70%	0.70%
Net investment income	0.00%	0.00%	0.26%	1.92%	2.98%

Supplemental Data
Net assets, end of year (000)	$1,384	$22,811	$75,347	$132,115	$40,620

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002	0.0004	0.0053	0.0244	0.0339
Dividends from net investment income	(0.0002)	(0.0004)	(0.0053)	(0.0244)	(0.0339)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.03%	0.53%	2.46%	3.44%

Ratios to Average Net Assets
Total expenses	0.41%	0.38%	0.40%	0.39%	0.43%
Total expenses after fees waived and paid indirectly	0.27%	0.30%	0.33%	0.30%	0.30%
Net investment income	0.02%	0.04%	0.49%	2.35%	3.39%

Supplemental Data
Net assets, end of year (000)	$442,810	$481,305	$777,416	$557,300	$389,468
1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	69

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0009	0.0173	0.0269
Dividends from net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0173)	(0.0269)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.09%	1.74%	2.72%

Ratios to Average Net Assets
Total expenses	1.16%	1.13%	1.15%	1.14%	1.18%
Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.77%	1.00%	1.00%
Net investment income	0.00%	0.00%	0.07%	1.70%	2.68%

Supplemental Data
Net assets, end of year (000)	$18,857	$19,190	$30,169	$25,432	$38,401

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0023	0.0206	0.0303
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0303)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	1.16%	1.13%	1.16%	1.14%	1.18%
Total expenses after fees waived and paid indirectly	0.29%	0.33%	0.66%	0.68%	0.65%
Net investment income	0.00%	0.00%	0.30%	1.95%	3.03%

Supplemental Data
Net assets, end of year (000)	$2,130	$4,072	$5,575	$29,315	$293,358

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (concluded)	MuniFund

			Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0023	0.0206	0.0300
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0300)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	0.91%	0.88%	0.90%	0.89%	0.93%
Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.64%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.25%	2.04%	3.03%

Supplemental Data
Net assets, end of year (000)	$15,026	$7,160	$153,956	$134,994	$264,304

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	71

Financial Highlights	California Money Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0009	0.0016	0.0042	0.0216	0.0341	0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	0.0013	–	–	–	–	0.0013	–	–	–	–
Net increase from investment operations	0.0022	0.0016	0.0042	0.0216	0.0341	0.0013	0.0000	0.0020	0.0191	0.0316
Dividends and distributions from:
Net investment income	(0.0009)	(0.0016)	(0.0042)	(0.0216)	(0.0341)	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	(0.0013)	–	–	–	–	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0022)	(0.0016)	(0.0042)	(0.0216)	(0.0341)	(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	0.16%	0.43%	2.18%	3.46%	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.42%	0.41%	0.44%	0.40%	0.40%	0.67%	0.66%	0.69%	0.65%	0.65%
Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%	0.29%	0.36%	0.47%	0.45%	0.45%
Net investment income	0.09%	0.16%	0.44%	2.14%	3.40%	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of year (000)	$284,521	$280,309	$459,650	$669,672	$778,621	$7,631	$15,957	$18,147	$9,421	$47,235

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0008	0.0166	0.0291
Net realized gain	0.0013	–	–	–	–
Net increase from investment operations	0.0013	0.0000	0.0008	0.0166	0.0291
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0166)	(0.0291)
Net realized gain	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0166)	(0.0291)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.67%	2.95%

Ratios to Average Net Assets
Total expenses	0.88%	0.92%	0.93%	0.89%	0.90%
Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.64%	0.70%	0.70%
Net investment income	0.00%	0.00%	0.18%	1.93%	2.92%

Supplemental Data
Net assets, end of year (000)	$3	$5	$10	$63	$21,289

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0003	0.0006	0.0033	0.0206	0.0331
Net realized gain	0.0013	–	–	–	–
Net increase from investment operations	0.0016	0.0006	0.0033	0.0206	0.0331
Dividends and distributions from:
Net investment income	(0.0003)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net realized gain	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0016)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	0.06%	0.33%	2.08%	3.36%

Ratios to Average Net Assets
Total expenses	0.52%	0.51%	0.54%	0.50%	0.50%
Total expenses after fees waived and paid indirectly	0.26%	0.30%	0.34%	0.30%	0.30%
Net investment income	0.04%	0.06%	0.34%	2.20%	3.31%

Supplemental Data
Net assets, end of year (000)	$1,322	$2,545	$2,676	$2,418	$6,971

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0004	0.0136	0.0261
Net realized gain	0.0013	–	–	–	–
Net increase from investment operations	0.0013	0.0000	0.0004	0.0136	0.0261
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0004)	(0.0136)	(0.0261)
Net realized gain	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0013)	(0.0000)	(0.0004)	(0.0136)	(0.0261)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.04%	1.37%	2.64%

Ratios to Average Net Assets
Total expenses	1.27%	1.26%	1.29%	1.25%	1.25%
Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.62%	1.00%	1.00%
Net investment income	0.00%	0.00%	0.04%	1.36%	2.61%

Supplemental Data
Net assets, end of year (000)	$16,535	$16,658	$40,601	$43,261	$35,563

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	73

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0008	0.0168	0.0296
Net realized gain	0.0013	–	–	–	–
Net increase from investment operations	0.0013	0.0000	0.0008	0.0168	0.0296
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0296)
Net realized gain	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0296)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.27%	1.26%	1.29%	1.24%	1.25%
Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.61%	0.68%	0.65%
Net investment income	0.00%	0.00%	0.11%	1.59%	2.95%

Supplemental Data
Net assets, end of year (000)	$5,009	$4,381	$5,403	$24,422	$196,002

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0008	0.0168	0.0295
Net realized gain	0.0013	–	–	–	–
Net increase from investment operations	0.0013	0.0000	0.0008	0.0168	0.0295
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0295)
Net realized gain	(0.0013)	–	–	–	–
Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0295)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.02%	1.01%	1.04%	1.00%	1.00%
Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.63%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.08%	1.86%	2.94%

Supplemental Data
Net assets, end of year (000)	$1,786	$2,274	$6,093	$13,530	$45,924

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0038	0.0012	0.0044	0.0227	0.0346
Dividends and distributions from:
Net investment income	(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	0.41%	0.45%	0.40%	0.41%
Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%
Net investment income	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of year (000)	$125,869	$192,928	$361,353	$391,793	$357,803

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0010	0.0176	0.0296
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0032	0.0000	0.0010	0.0176	0.0296
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0010)	(0.0176)	(0.0296)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0032)	(0.0000)	(0.0010)	(0.0176)	(0.0296)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.10%	1.77%	3.00%

Ratios to Average Net Assets
Total expenses	0.93%	0.91%	0.95%	0.91%	0.91%
Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.65%	0.70%	0.70%
Net investment income	0.00%	0.00%	0.15%	1.70%	2.96%

Supplemental Data
Net assets, end of year (000)	$5,171	$6,750	$6,968	$20,066	$15,062

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	75

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0002	0.0034	0.0216	0.0336
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0032	0.0002	0.0034	0.0216	0.0336
Dividends and distributions from:
Net investment income	(0.0000)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0032)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.03%	0.34%	2.18%	3.41%

Ratios to Average Net Assets
Total expenses	0.53%	0.51%	0.55%	0.51%	0.51%
Total expenses after fees waived and paid indirectly	0.24%	0.29%	0.34%	0.30%	0.30%
Net investment income	0.01%	0.03%	0.36%	2.18%	3.35%

Supplemental Data
Net assets, end of year (000)	$11,153	$12,067	$11,997	$15,587	$13,158

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0005	0.0146	0.0266
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0032	0.0000	0.0005	0.0146	0.0266
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0146)	(0.0266)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0032)	(0.0000)	(0.0005)	(0.0146)	(0.0266)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.05%	1.47%	2.69%

Ratios to Average Net Assets
Total expenses	1.28%	1.26%	1.30%	1.25%	1.26%
Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.65%	1.00%	1.00%
Net investment income	0.00%	0.00%	0.06%	1.40%	2.66%

Supplemental Data
Net assets, end of year (000)	$10,281	$15,198	$4,512	$6,173	$6,255

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0032	0.0000	0.0011	0.0178	0.0300
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.28%	1.26%	1.30%	1.25%	1.26%
Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.60%	0.68%	0.66%
Net investment income	0.00%	0.00%	0.14%	1.68%	3.00%

Supplemental Data
Net assets, end of year (000)	$2,499	$8,648	$6,556	$13,877	$175,446

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	0.0032	–	–	–	–
Net increase from investment operations	0.0032	0.0000	0.0011	0.0178	0.0300
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	(0.0032)	–	–	–	–
Total dividends and distributions	(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.04%	1.01%	1.05%	1.01%	1.01%
Total expenses after fees waived and paid indirectly	0.24%	0.32%	0.58%	0.68%	0.68%
Net investment income	0.00%	0.00%	0.11%	2.18%	3.01%

Supplemental Data
Net assets, end of year (000)	$264	$124	$2,418	$2,387	$14,221

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	77

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares and Premier Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of October 31, 2011, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Certain of the Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gain are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Notes to Financial Statements (continued)

applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust. Effective July 1, 2011, BlackRock Advisors, LLC (the “Manager”) replaced BIMC as the investment manager and administrator.

The Trust entered into a management agreement with the Manager under which the Manager provides certain investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess
.095% of the next $1 billion*	of $3 billion.**
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*
*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

The Manager, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2012. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	79

Notes to Financial Statements (continued)

the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	–
Cash Management	0.50%	–
Cash Reserve	0.40%	–
Administration	0.10%	–
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%
(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2012 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated (i) by a majority of the non-interested Trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived – class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2011, the following tables show the various types of class-specific expenses borne directly by each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees				Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$36,817	$5,198	–	$800	–	–	–	$42,815
FedFund	$1,232,250	$59,915	$13,654	$26,317	$1,044,284	$207,216	$16,309	$2,599,945
TempCash	$1,779,916	–	–	$8,884	–	–	–	$1,788,800
TempFund	$4,118,326	$6,288,467	$82,018	$2,006,468	$4,684,435	$139,838	$195,518	$17,515,070
T-Fund	$1,035,449	$2,818,331	–	$34,620	$1,420,853	–	$12,861	$5,322,114
Treasury Trust Fund	$421,762	$79,061	–	$156,612	–	–	–	$657,435
MuniCash	$221,708	–	$10	–	–	–	–	$221,718
MuniFund	$309,073	$18,192	–	$455,541	$169,121	$27,722	$71,742	$1,051,391
California Money Fund	$17,202	$17	–	$1,884	$108,207	$40,659	$11,201	$179,170
New York Money Fund	$949	$40,191	–	$11,694	$82,980	$31,022	$1,433	$168,269

Service and Distribution Fees Waived				Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$36,749	$5,197	–	$798	–	–	–	$42,744
FedFund	$1,148,007	$57,980	$12,888	$20,178	$1,023,902	$203,293	$15,744	$2,481,992
TempCash	$870,792	–	–	50	–	–	–	$870,842
TempFund	$2,183,109	$4,977,600	$56,355	$259,266	$4,024,645	$119,789	$154,388	$11,775,152
T-Fund	$1,027,402	$2,806,297	–	$33,815	$1,415,533	–	$12,829	$5,295,876
Treasury Trust Fund	$421,762	$79,061	–	$156,612	–	–	–	$657,435
MuniCash	$109,681	–	$6	–	–	–	–	$109,687
MuniFund	$207,096	$14,384	–	$130,283	$152,527	$24,664	$61,435	$590,389
California Money Fund	$10,443	$12	–	$564	$96,901	$36,466	$9,464	$153,850
New York Money Fund	$660	$35,361	–	$5,824	$77,227	$28,682	$1,312	$149,066

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Notes to Financial Statements (continued)

3. Income Tax Information

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2011 attributable to the reclassification of distributions, distributions paid in excess of taxable income, the use of equalization and fees received on trade settlements were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
FedFund	–	$423	$(423)
TempCash	–	$(3,114)	$3,114
TempFund	–	$(2,068)	$2,068
T-Fund	–	$922	$(922)
MuniCash	$2,287	–	$(2,287)
California Money Fund	$(446,880)	–	$446,880
New York Money Fund	$(500,085)	–	$500,085

The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010, was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total
Federal Trust Fund
10/31/11	–	$29,049	–	$29,049
10/31/10	–	$164,130	–	$164,130
FedFund
10/31/11	–	$3,313,393	–	$3,313,393
10/31/10	–	$9,009,887	$41,060	$9,050,947
TempCash
10/31/11	–	$9,866,568	$80,322	$9,946,890
10/31/10	–	$12,052,845	$61,121	$12,113,966
TempFund
10/31/11	–	$70,890,132	$594,515	$71,484,647
10/31/10	–	$97,067,759	$287,140	$97,354,899
T-Fund
10/31/11	–	$863,096	–	$863,096
10/31/10	–	$1,643,872	–	$1,643,872
Treasury Trust Fund
10/31/11	–	$119,552	–	$119,552
10/31/10	–	$414,705	–	$414,705
MuniCash
10/31/11	$657,364	$5,835	–	$663,199
10/31/10	$1,574,382	$15,648	$1,664	$1,591,694
MuniFund
10/31/11	$2,324,932	–	–	$2,324,932
10/31/10	$4,961,993	–	–	$4,961,993
California Money Fund
10/31/11	$320,740	$447,559	$1,580	$769,879
10/31/10	$625,783	$9,312	$24,865	$659,960
New York Money Fund
10/31/11	$105,406	$513,085	–	$618,491
10/31/10	$295,273	$565	$2,738	$298,576

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of October 31, 2011, the tax components of accumulated net earnings were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Total
Federal Trust Fund	–	$15,091	–	$15,091
FedFund	–	$339,931	$45,892	$385,823
TempCash	–	$415,889	$37,674	$453,563
TempFund	–	$3,313,174	$704,753	$4,017,927
T-Fund	–	$40,695	–	$40,695
Treasury Trust Fund	–	$183,213	–	$183,213
MuniCash	$10,033	–	$1,201	$11,234
MuniFund	$2,306	–	$4,524	$6,830
New York Money Fund	–	–	$4,080	$4,080

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	81

Notes to Financial Statements (continued)

4. Concentration, Market and Credit Risk:

California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,

Federal Trust Fund	2011	2010

Institutional

Shares sold	864,967,018	1,081,446,477
Shares issued in reinvestment of dividends and distributions	4,905	49,807

Total issued	864,971,923	1,081,496,284
Shares redeemed	(874,622,904)	(1,239,145,894)

Net decrease	(9,650,981)	(157,649,610)

Dollar

Shares sold	60,992,116	99,474,721
Shares issued in reinvestment of dividends and distributions	283	62

Total issued	60,992,399	99,474,783
Shares redeemed	(67,729,276)	(96,106,122)

Net increase (decrease)	(6,736,877)	3,368,661

Cash Management

Shares sold	893,760	250,000
Shares issued in reinvestment of dividends and distributions	115	6

Total issued	893,875	250,006
Shares redeemed	(978,051)	–

Net increase (decrease)	(84,176)	250,006

Administration

Shares sold	1,552,097	666,758
Shares issued in reinvestment of dividends and distributions	83	65

Total issued	1,552,180	666,823
Shares redeemed	(1,202,107)	(258,050)

Net increase	350,073	408,773

FedFund

Institutional

Shares sold	119,452,660,479	123,016,381,750
Shares issued in reinvestment of dividends and distributions	2,082,319	5,039,967

Total issued	119,454,742,798	123,021,421,717
Shares redeemed	(119,966,520,239)	(123,829,000,717)

Net decrease	(511,777,441)	(807,579,000)

Dollar

Shares sold	9,157,638,382	10,549,028,667
Shares issued in reinvestment of dividends and distributions	287	457

Total issued	9,157,638,669	10,549,029,124
Shares redeemed	(9,254,154,420)	(10,736,623,931)

Net decrease	(96,515,751)	(187,594,807)

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Notes to Financial Statements (continued)

	Year Ended October 31,

FedFund (concluded)	2011	2010

Cash Management

Shares sold	601,378	3,001,261
Shares redeemed	(2,511,520)	(16,003,310)

Net decrease	(1,910,142)	(13,002,049)

Cash Reserve

Shares sold	8,911,700	983,780
Shares issued in reinvestment of dividends and distributions	208	184

Total issued	8,911,908	983,964
Shares redeemed	(9,462,357)	(2,784,649)

Net decrease	(550,449)	(1,800,685)

Administration

Shares sold	355,732,178	374,554,360
Shares issued in reinvestment of dividends and distributions	18	1,795

Total issued	355,732,196	374,556,155
Shares redeemed	(385,804,746)	(438,066,258)

Net decrease	(30,072,550)	(63,510,103)

Select

Shares sold	191,897,959	233,720,292
Shares issued in reinvestment of dividends and distributions	12,292	8,903

Total issued	191,910,251	233,729,195
Shares redeemed	(214,394,868)	(285,011,626)

Net decrease	(22,484,617)	(51,282,431)

Private Client

Shares sold	13,854,610	16,563,453
Shares issued in reinvestment of dividends and distributions	2,474	1,863

Total issued	13,857,084	16,565,316
Shares redeemed	(15,320,010)	(31,832,132)

Net decrease	(1,462,926)	(15,266,816)

Premier

Shares sold	3,390,312	181,274,893
Shares issued in reinvestment of dividends and distributions	288	3,799

Total issued	3,390,600	181,278,692
Shares redeemed	(10,689,736)	(259,583,027)

Net decrease	(7,299,136)	(78,304,335)

	Year Ended October 31,

TempCash	2011	2010

Institutional

Shares sold	56,926,168,134	58,971,467,578
Shares issued in reinvestment of dividends and distributions	2,842,663	5,581,798

Total issued	56,929,010,797	58,977,049,376
Shares redeemed	(60,622,429,674)	(58,136,031,904)

Net increase (decrease)	(3,693,418,877)	841,017,472

Dollar

Shares sold	2,076,155,340	732,389,188
Shares issued in reinvestment of dividends and distributions	42,570	22,109

Total issued	2,076,197,910	732,411,297
Shares redeemed	(2,079,404,887)	(931,488,340)

Net decrease	(3,206,977)	(199,077,043)

Administration

Shares sold	4,338,718	16,991,584
Shares issued in reinvestment of dividends and distributions	5,863	24,253

Total issued	4,344,581	17,015,837
Shares redeemed	(19,995,862)	(52,012,588)

Net decrease	(15,651,281)	(34,996,751)

TempFund

Institutional

Shares sold	579,672,276,444	503,881,514,528
Shares issued in reinvestment of dividends and distributions	31,355,234	42,418,817

Total issued	579,703,631,678	503,923,933,345
Shares redeemed	(602,243,725,115)	(498,351,772,317)

Net increase (decrease)	(22,540,093,437)	5,572,161,028

Dollar

Shares sold	25,306,916,265	39,521,044,705
Shares issued in reinvestment of dividends and distributions	2,930	739

Total issued	25,306,919,195	39,521,045,444
Shares redeemed	(25,341,196,591)	(41,488,839,904)

Net decrease	(34,277,396)	(1,967,794,460)

Cash Management

Shares sold	8,339,046,677	5,239,817,757
Shares issued in reinvestment of dividends and distributions	51,070	3,543

Total issued	8,339,097,747	5,239,821,300
Shares redeemed	(8,682,260,098)	(5,462,507,368)

Net decrease	(343,162,351)	(222,686,068)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	83

Notes to Financial Statements (continued)

	Year Ended October 31,

TempFund (concluded)	2011	2010

Cash Reserve

Shares sold	37,843,125	29,365,914
Shares issued in reinvestment of dividends and distributions	763	185

Total issued	37,843,888	29,366,099
Shares redeemed	(54,772,998)	(12,052,815)

Net increase (decrease)	(16,929,110)	17,313,284

Administration

Shares sold	4,507,758,824	1,650,184,845
Shares issued in reinvestment of dividends and distributions	105,482	189,500

Total issued	4,507,864,306	1,650,374,345
Shares redeemed	(4,236,156,076)	(1,976,138,060)

Net increase (decrease)	271,708,230	(325,763,715)

Select

Shares sold	483,343,829	486,066,758
Shares issued in reinvestment of dividends and distributions	11,937	4,396

Total issued	483,355,766	486,071,154
Shares redeemed	(460,567,476)	(751,566,052)

Net increase (decrease)	22,788,290	(265,494,898)

Private Client

Shares sold	21,562,832	25,930,971
Shares issued in reinvestment of dividends and distributions	310	160

Total issued	21,563,142	25,931,131
Shares redeemed	(28,849,718)	(36,491,443)

Net decrease	(7,286,576)	(10,560,312)

Premier

Shares sold	52,060,892	185,907,428
Shares issued in reinvestment of dividends and distributions	534	822

Total issued	52,061,426	185,908,250
Shares redeemed	(74,561,589)	(364,228,797)

Net decrease	(22,500,163)	(178,320,547)

T-Fund

Institutional

Shares sold	63,707,990,097	54,106,164,902
Shares issued in reinvestment of dividends and distributions	338,281	668,949

Total issued	63,708,328,378	54,106,833,851
Shares redeemed	(56,692,741,558)	(54,288,491,406)

Net increase (decrease)	7,015,586,820	(181,657,555)

	Year Ended October 31,

T-Fund (concluded)	2011	2010

Dollar

Shares sold	3,509,939,079	3,834,545,856
Shares issued in reinvestment of dividends and distributions	1,799	1,066

Total issued	3,509,940,878	3,834,546,922
Shares redeemed	(3,419,590,816)	(3,767,339,875)

Net increase	90,350,062	67,207,047

Cash Management

Shares sold	3,704,239,130	1,117,421,919
Shares issued in reinvestment of dividends and distributions	9,287	1,541

Total issued	3,704,248,417	1,117,423,460
Shares redeemed	(2,928,212,177)	(1,333,921,963)

Net increase (decrease)	776,036,240	(216,498,503)

Administration

Shares sold	644,237,418	652,006,278
Shares issued in reinvestment of dividends and distributions	2,574	3,420

Total issued	644,239,992	652,009,698
Shares redeemed	(646,885,289)	(655,208,248)

Net decrease	(2,645,297)	(3,198,550)

Select

Shares sold	189,084,578	357,209,599
Shares issued in reinvestment of dividends and distributions	14,236	24,650

Total issued	189,098,814	357,234,249
Shares redeemed	(318,440,934)	(328,638,902)

Net increase (decrease)	(129,342,120)	28,595,347

Premier

Shares sold	60,956,194	107,398,728
Shares issued in reinvestment of dividends and distributions	214	9,849

Total issued	60,956,408	107,408,577
Shares redeemed	(61,624,155)	(211,009,078)

Net decrease	(667,747)	(103,600,501)

Treasury Trust Fund

Institutional

Shares sold	13,420,915,564	11,435,033,143
Shares issued in reinvestment of dividends and distributions	43,522	235,052

Total issued	13,420,959,086	11,435,268,195
Shares redeemed	(11,464,692,280)	(12,785,121,123)

Net increase (decrease)	1,956,266,806	(1,349,852,928)

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Notes to Financial Statements (continued)

	Year Ended October 31,

Treasury Trust Fund (concluded)	2011	2010

Dollar

Shares sold	1,246,194,323	1,463,577,147
Shares issued in reinvestment of dividends and distributions	2,489	10,525

Total issued	1,246,196,812	1,463,587,672
Shares redeemed	(1,306,507,660)	(1,350,225,113)

Net increase (decrease)	(60,310,848)	113,362,559

Cash Management

Shares sold	123,461,767	141,138,319
Shares issued in reinvestment of dividends and distributions	106	670

Total issued	123,461,873	141,138,989
Shares redeemed	(148,844,317)	(150,563,055)

Net decrease	(25,382,444)	(9,424,066)

Administration

Shares sold	264,317,439	143,853,325
Shares issued in reinvestment of dividends and distributions	539	1,749

Total issued	264,317,978	143,855,074
Shares redeemed	(224,641,403)	(168,829,335)

Net increase (decrease)	39,676,575	(24,974,261)

MuniCash

Institutional

Shares sold	3,348,239,023	6,114,992,510
Shares issued in reinvestment of dividends and distributions	244,604	574,262

Total issued	3,348,483,627	6,115,566,772
Shares redeemed	(3,761,002,281)	(6,260,908,388)

Net decrease	(412,518,654)	(145,341,616)

Dollar

Shares sold	706,166,322	525,564,451
Shares issued in reinvestment of dividends and distributions	804	171

Total issued	706,167,126	525,564,622
Shares redeemed	(716,217,228)	(573,845,987)

Net decrease	(10,050,102)	(48,281,365)

Cash Reserve

Shares sold	–	1,688,715
Shares redeemed	(314,293)	(1,374,422)

Net increase (decrease)	(314,293)	314,293

	Year Ended October 31,

MuniFund	2011	2010

Institutional

Shares sold	13,494,405,585	17,568,682,213
Shares issued in reinvestment of dividends	876,030	2,451,086

Total issued	13,495,281,615	17,571,133,299
Shares redeemed	(14,600,887,172)	(19,219,619,567)

Net decrease	(1,105,605,557)	(1,648,486,268)

Dollar

Shares sold	308,159,308	524,721,056
Shares issued in reinvestment of dividends	49	–

Total issued	308,159,357	524,721,056
Shares redeemed	(276,532,032)	(609,704,456)

Net increase (decrease)	31,627,325	(84,983,400)

Cash Management

Shares sold	17,328,062	74,861,860
Shares issued in reinvestment of dividends	30	–

Total issued	17,328,092	74,861,860
Shares redeemed	(38,765,388)	(127,398,751)

Net decrease	(21,437,296)	(52,536,891)

Administration

Shares sold	1,602,278,773	1,098,171,408
Shares issued in reinvestment of dividends	276	12

Total issued	1,602,279,049	1,098,171,420
Shares redeemed	(1,640,778,222)	(1,394,286,480)

Net decrease	(38,499,173)	(296,115,060)

Select

Shares sold	41,848,563	57,265,144
Shares issued in reinvestment of dividends	313	9

Total issued	41,848,876	57,265,153
Shares redeemed	(42,182,181)	(68,244,737)

Net decrease	(333,305)	(10,979,584)

Private Client

Shares sold	1,470,912	2,032,175
Shares issued in reinvestment of dividends	40	1

Total issued	1,470,952	2,032,176
Shares redeemed	(3,413,277)	(3,535,384)

Net decrease	(1,942,325)	(1,503,208)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	85

Notes to Financial Statements (continued)

	Year Ended October 31,

MuniFund (concluded)	2011	2010

Premier

Shares sold	60,551,618	209,495,730
Shares issued in reinvestment of dividends	118	33

Total issued	60,551,736	209,495,763
Shares redeemed	(52,686,271)	(356,252,120)

Net increase (decrease)	7,865,465	(146,756,357)

California Money Fund

Institutional

Shares sold	1,526,869,999	1,738,904,507
Shares issued in reinvestment of dividends and distributions	116,915	136,288

Total issued	1,526,986,914	1,739,040,795
Shares redeemed	(1,522,369,562)	(1,918,415,360)

Net increase (decrease)	4,617,352	(179,374,565)

Dollar

Shares sold	73,652,622	86,335,776
Shares issued in reinvestment of dividends and distributions	7,382	60

Total issued	73,660,004	86,335,836
Shares redeemed	(81,977,624)	(88,527,973)

Net decrease	(8,317,620)	(2,192,137)

Cash Management

Shares sold	7,431	10,285
Shares issued in reinvestment of distributions	3	–

Total issued	7,434	10,285
Shares redeemed	(9,414)	(15,292)

Net decrease	(1,980)	(5,007)

Administration

Shares sold	2,800,806	3,598,833
Shares redeemed	(4,021,956)	(3,729,722)

Net decrease	(1,221,150)	(130,889)

Select

Shares sold	31,243,057	38,302,588
Shares issued in reinvestment of dividends and distributions	350	316

Total issued	31,243,407	38,302,904
Shares redeemed	(31,342,346)	(62,247,949)

Net decrease	(98,939)	(23,945,045)

Private Client

Shares sold	2,691,092	5,255,473
Shares issued in reinvestment of dividends and distributions	128	41

Total issued	2,691,220	5,255,514
Shares redeemed	(2,058,311)	(6,270,191)

Net increase (decrease)	632,909	(1,014,677)

	Year Ended October 31,

California Money Fund (concluded)	2011	2010

Premier

Shares sold	117,394	8,352,749
Shares issued in reinvestment of dividends and distributions	47	51

Total issued	117,441	8,352,800
Shares redeemed	(601,961)	(12,167,281)

Net decrease	(484,520)	(3,814,481)

New York Money Fund

Institutional

Shares sold	685,200,357	1,286,791,393
Shares issued in reinvestment of dividends and distributions	61,361	54,419

Total issued	685,261,718	1,286,845,812
Shares redeemed	(751,848,809)	(1,455,294,862)

Net decrease	(66,587,091)	(168,449,050)

Dollar

Shares sold	924,661	1,752,428
Shares issued in reinvestment of distributions	30	6

Total issued	924,691	1,752,434
Shares redeemed	(1,458,656)	(2,084,984)

Net decrease	(533,965)	(332,550)

Cash Management

Shares sold	40,410,195	34,239,838
Shares redeemed	(41,981,615)	(34,454,400)

Net decrease	(1,571,420)	(214,562)

Administration

Shares sold	9,765,126	8,012,913
Shares redeemed	(10,663,628)	(7,943,434)

Net increase (decrease)	(898,502)	69,479

Select

Shares sold	16,895,866	24,298,906
Shares issued in reinvestment of dividends and distributions	171	18

Total issued	16,896,037	24,298,924
Shares redeemed	(21,808,846)	(13,614,178)

Net increase (decrease)	(4,912,809)	10,684,746

Private Client

Shares sold	247,393	6,402,609
Shares issued in reinvestment of dividends and distributions	51	36

Total issued	247,444	6,402,645
Shares redeemed	(6,387,256)	(4,303,772)

Net increase (decrease)	(6,139,812)	2,098,873

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Notes to Financial Statements (concluded)

	Year Ended October 31,

New York Money Fund (concluded)	2011	2010

Premier

Shares sold	434,821	2,774,640
Shares issued in reinvestment of dividends and distributions	5	12

Total issued	434,826	2,774,652
Shares redeemed	(295,252)	(5,064,910)

Net increase (decrease)	139,574	(2,290,258)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	87

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2011

Important Tax Information (Unaudited)

All of the net investment income distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund during the taxable year ended October 31, 2011 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund during the fiscal year ended October 31, 2011:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents*

	Month Paid:
	November 2010 - December 2010	January 2011 - October 2011
Federal Trust Fund	100.00%	100.00%
FedFund	100.00%	100.00%
TempCash	83.31%	100.00%
TempFund	95.43%	100.00%
T-Fund	100.00%	100.00%
Treasury Trust Fund	100.00%	100.00%

Federal Obligation Interest**

Federal Trust Fund	19.23%
FedFund	15.13%
TempCash	5.25%
TempFund	5.80%
T-Fund	34.86%
Treasury Trust Fund	5.05%
*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax. Additionally, at least 50% of the assets of Federal Trust and Treasury Trust Fund were invested in federal obligations at the end of each fiscal quarter.

Additionally, the Funds distributed capital gains per share to shareholders of record on December 21, 2010 as follows:

Long-Term Capital Gain
TempCash	$0.000010
TempFund	$0.000009
California Money Fund	$0.000003

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust on behalf of each Fund for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d)

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Disclosure of Investment Advisory Agreement

economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Funds throughout the year.

The Board noted that, in general, each Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement

BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of FedFund and TempFund was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of California Money Fund and MuniCash was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that MuniFund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of New York Money Fund, T-Fund and Treasury Trust Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that TempCash’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was reasonable relative to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that Federal Trust Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Fund’s Peers, the contractual management fee ratio was in the third quartile.

The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of these Funds increase above certain contractually specified levels. The Board additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to

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Disclosure of Investment Advisory Agreement (concluded)

enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund, and in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon such Funds’ aggregate asset level.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust with respect to the Funds for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	93

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]   Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]   Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005

				159 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				159 RICs consisting of 286 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7450.

Effective September 22, 2011, Richard S. Davis resigned as Trustee of the Trust and Paul L. Audet became Trustee of the Trust.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	95

Officers and Trustees (concluded)

Investment Advisor and	Accounting Agent, Sub-Administrator and	Independent Registered Public
Administrator	Transfer Agent	Accounting Firm
BlackRock Advisors, LLC	BNY Mellon Investment	Deloitte & Touche LLP
Wilmington, DE 19809	Servicing (US) Inc.	Philadelphia, PA 19103
Wilmington, DE 19809

Custodian	Distributor	Legal Counsel
The Bank of New York Mellon	BlackRock Investments, LLC	Sidley Austin LLP
New York, NY 10286	New York, NY 10022	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7450; (2) at http:// www.blackrock.com; and (3) on the SEC’s at website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2011	97

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-A-001/2011

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$21,800	$20,900	$0	$0	$10,100	$6,100	$0	$216
Federal Trust Fund	$21,800	$20,900	$0	$0	$9,100	$6,100	$0	$145
FedFund	$24,000	$23,100	$4,500	$4,500	$9,100	$6,100	$0	$4,557
MuniCash	$21,800	$20,900	$0	$0	$10,100	$6,100	$0	$187
MuniFund	$24,000	$23,100	$0	$0	$10,100	$6,100	$0	$1,284
New York Money Fund	$21,800	$20,900	$0	$0	$10,100	$6,100	$0	$122
TempCash	$24,000	$23,100	$0	$0	$9,100	$6,100	$0	$2,524
TempFund	$26,000	$25,000	$4,500	$4,500	$9,100	$6,100	$0	$21,229
T-Fund	$24,000	$23,100	$0	$0	$9,100	$6,100	$0	$3,892
Treasury Trust Fund	$24,000	$23,100	$0	$0	$9,100	$6,100	$0	$1,347

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,100	$17,093
Federal Trust Fund	$9,100	$17,022
FedFund	$13,600	$25,934
MuniCash	$10,100	$17,064
MuniFund	$10,100	$18,161
New York Money Fund	$10,100	$16,999
TempCash	$9,100	$19,401
TempFund	$13,600	$42,606
T-Fund	$9,100	$20,769
Treasury Trust Fund	$9,100	$18,224

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: January 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: January 3, 2012